Kemper National Tax-Free

Income Series

ANNUAL REPORT TO SHAREHOLDERS

FOR THE YEAR ENDED SEPTEMBER 30, 1995

Offering investors the opportunity for as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital

"...We correctly identified the value that long-term interest rates had achieved...and began to lengthen the portfolios' average duration..."

Kemper Municipal
Bond Fund

Kemper Intermediate
Municipal Bond Fund

[Kemper Mutual Funds Logo]

Table of
Contents

                   3
       Terms to Know


                   4
             General
   Economic Overview

                   6
  Performance Update

                   9
Portfolio Statistics

                  12
        Portfolio of
         Investments

                  29
           Report of
Independent Auditors


                  30
Financial Statements

                  33
            Notes to
Financial Statements

                  37
Financial Highlights


At A Glance

Kemper National Tax-Free Income Funds Total Returns (unadjusted for sales charge):
- Kemper Municipal Bond Fund returns are for the year ended
  September 30, 1995.
- Kemper Intermediate Municipal Bond Fund returns are for the period from November 1, 1994 through September 30, 1995.


                                       Lipper Municipal
                                         Bond Funds
                                          Category
       Class A     Class B     Class C    Average*
-------------------------------------------------------------------------------

        11.15%       10.17%     10.32%      9.84%
-------------------------------------------------------------------------------


                                      Lipper Intermediate
                                          Municipal
                                         Bond Funds
                                          Category
       Class A     Class B     Class C    Average*
-------------------------------------------------------------------------------

        12.08%       11.13%     11.43%      9.84%
-------------------------------------------------------------------------------

Net Asset Value

                                                                As of    As of
                                                               9/30/95  9/30/94
-------------------------------------------------------------------------------

Kemper Municipal Bond Fund
Fund Class A                                                   $10.15   $9.69
-------------------------------------------------------------------------------
Kemper Municipal Bond
Fund Class B                                                   $10.13   $9.67
-------------------------------------------------------------------------------
Kemper Municipal Bond
Fund Class C                                                   $10.16   $9.69
-------------------------------------------------------------------------------


Net Asset Value                                                 As of    As of
                                                               9/30/95  11/1/94
-------------------------------------------------------------------------------
Kemper Intermediate Municipal
Bond Fund Class A                                              $10.18   $9.50
-------------------------------------------------------------------------------
Kemper Intermediate Municipal
Bond Fund Class B                                              $10.18   $9.50
-------------------------------------------------------------------------------
Kemper Intermediate Municipal
Bond Fund Class C                                              $10.19   $9.50
-------------------------------------------------------------------------------

Kemper Municipal Bond Fund
Lipper Rankings

Compared to all other funds in the Lipper
Municipal Bond Fund category*

                      Class A            Class B             Class C
-------------------------------------------------------------------------------

1-year            #31 of 213 funds    #77 of 213 funds     #66 of 213 funds
-------------------------------------------------------------------------------

5-year            #14 of 98 funds     N/A                 N/A
-------------------------------------------------------------------------------
10-year           #8 of 54 funds      N/A                 N/A
-------------------------------------------------------------------------------
15-year           #6 of 31 funds      N/A                 N/A
-------------------------------------------------------------------------------


Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. Lipper rankings are not available for Kemper Intermediate Muncipal Bond Fund.

Dividend and Yield Review

The following tables show per share dividend and yield information for the funds as of September 30, 1995.

Municipal Fund      A Shares    B Shares    C Shares
------------------------------------------------------------------------------

1 Year Income:        $0.5536    $0.4630     $0.4692
------------------------------------------------------------------------------

September

Dividend:             $0.0462    $0.0383     $0.0378
------------------------------------------------------------------------------

Annualized

Distribution Rate+:    5.46%      4.54%       4.46%
-------------------------------------------------------------------------------

SEC Yield+:            4.93%      4.31%       4.27%
------------------------------------------------------------------------------

Tax Equivalent Yield:  7.84%      6.85%       6.79%


Based on a marginal federal income tax rate of 37.1%
------------------------------------------------------------------------------


Intermediate

Municipal Fund        A Shares   B Shares   C Shares
------------------------------------------------------------------------------

11 Months Income:     $0.4458    $0.3613     $0.3786
------------------------------------------------------------------------------

September

Dividend:             $0.0386    $0.0324     $0.0356
------------------------------------------------------------------------------

Annualized

Distribution Rate+:    4.55%      3.82%       4.19%
-------------------------------------------------------------------------------

SEC Yield+:

(after expense
 waiver)               4.23%      3.75%       3.98%
-------------------------------------------------------------------------------

SEC Yield+:

(before expense
 waiver)               3.69%      3.19%       3.42%

-------------------------------------------------------------------------------
Tax Equivalent Yield:  6.72%      5.96%       6.33%

Based on a marginal federal income tax rate of 37.1%


------------------------------------------------------------------------------


*Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on September 30, 1995. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 1995 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the 37.1% federal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

About Your Report

Shareholder Reports Revised

Your funds annual report is your best source for tracking the progress of your investment. This report includes several changes that have been made in an effort to provide additional information to you as well as explain significant changes to the fund over the last fiscal year. In addition, the performance update includes commentary from your fund's portfolio manager or management team on what might be expected in the coming months.

   Specifically, your report now includes:
-  Terms you need to know related to your fund
-  A look at your fund's portfolio composition and how it has changed
-  The quality and the years to maturity of the fund's underlying investments

If you have any comments about the revised format or if you have suggestions for additional changes, please write to:
     Kemper Mutual Funds
     Shareholder Communications
     120 South LaSalle Street
     Chicago, IL 60603

Terms to Know

DERIVATIVE SECURITIES Instruments that derive their value from an underlying security. Financial futures and option contracts, long recognized as risk-managing tools, fall into this category. In recent years a number of exotic derivatives were created as a means of enhancing returns in a declining interest rate environment. Some of these products can entail a high degree of risk and can be prone to significant price volatility.

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income portfolio incorporating the time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX ("RBI") The average yield on 25 revenue bonds with 30-year maturities, compiled by The Bond Buyer, the newspaper of the municipal bond industry.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

[Photo of Stephen B. Timbers]

GENERAL ECONOMIC OVERVIEW

Stephen B. Timbers is chief executive and chief investment officer of Kemper Financial Services, Inc. (KFS). KFS and its affiliates manage approximately $63 billion in assets, including $44 billion in retail mutual funds. Timbers is a graduate of Yale University and holds an M.B.A. from Harvard University.


DEAR SHAREHOLDER,

        Investors enjoyed generally positive performance in both the fixed income and stock markets in the first 10 months of 1995. At this point in the year, the returns of most leading securities markets worldwide are significantly higher than they were at the same time in 1994.
        We have an excellent environment for financial assets. After several quarters of robust growth, the United States economy seems to be growing at a pace that investors find comfortable. Contrary to isolated reports that caused some observers to become concerned, the economy is in no jeopardy of recession. Its health was confirmed with the news that the economy grew (as measured by real gross domestic product [GDP]) at an annual rate of 4.2% in the third quarter. This follows much lower growth in the first two quarters, as the economy was adjusting to the Federal Reserve Board's series of interest rate increases. The slowdown, in fact, was acknowledged by the Fed when it eased short-term rates by a small but symbolic 25 basis points in July. Now we know that the economy was rebounding from July through September.
        The economy's continued growth without a corresponding increase in inflation is very encouraging. Although we are well along in the economic cycle and at a point when prices often start hiking up, inflationary pressures have actually been reduced somewhat.

        Will the Federal Reserve Board adjust interest rates again? As of this date -- which precedes any resolution on the federal budget issue -- we doubt that the Fed has motivation to either ease or (which would be even less likely) raise interest rates. Our forecast calls for lower growth ranging between 2% to 3% for the next few quarters, with the momentum likely to come from exports and nonresidential construction.

MARKET OUTLOOK

Slow growth and low inflation is the optimal combination for investors in the fixed income markets, and we expect them to continue to perform well.

        We believe that the opportunities for common stock investors will be increasingly concentrated in higher quality investments. After hitting new highs and showing considerable strength for most of the year, the stock market showed some vulnerability when it took a tumble in the summer. The market recovered after a brief period and has gained ground since. But such a sudden, severe mini-correction served to remind investors that the current bull market will inevitably come to an end someday and that some sectors may even be overextended today.

        As we view the remainder of the year, companies cannot necessarily count on the economy to provide above-average earnings support. Rather, stocks that have proven themselves with a pattern of consistent earnings are likely to attract investor support. Specifically, sectors that produce more consistent earnings, such as health care, consumer nondurables, selected technology and selected capital goods can be expected to do well. Picking the right sectors to invest in will be the key challenge for equity investors during the next few quarters.

        International investing continues to be quite complex. After sinking to its post-World War II low in April, the value of the U.S. dollar has gained strength against most foreign currencies. While a stronger dollar favors the U.S. economy because it reduces the cost of American imports and attracts foreign capital, a strong dollar in relation to a local currency has the effect of devaluing a foreign investment. The value of the dollar and the attractiveness of U.S. investments to foreign investors will be key factors in the next few months.

General Economic Overview

Economic Guideposts

Economic activity is a key influence on investment performance and
shareholder decision-making. Periods of recession   or boom, inflation or
deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

The following are some significant economic guideposts and their
investment rationale that may help your   investment decision-making. The
10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.


                            Now (10/31/95)     6 months ago      1 year ago      2 years ago
10-year Treasury rate(1)       6.04               6.63              7.96             5.72
Prime rate(3)                  8.75               9                 8.15             6
Inflation rate(3)(*)           2.54               3.05              2.68             2.75
The U.S. Dollar(4)            -1.05             -10.02             -5.65             1.23
Capital goods orders(5)(*)    11.72               9.44             18.9             19.12
Industrial production(6)(*)    3.03               3.84              6.08             3.50
Employment growth(7)           1.80               2.30              3.25             2.47

(*) Data as of September 30, 1995

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on corporate profits and equity performance.

(7)  An influence on family income and retail sales.

Source: Economics Department, Kemper Financial Services, Inc.

   We are in the midst of a global recovery, and the same fundamentals that have driven markets higher in the U.S. can be found in many foreign countries currently. However, leading international economies continue to lag the U.S. Japan and Germany, whose economies typically follow U.S. growth, are not as robust as in past cycles. Moreover, conditions in emerging market countries underline the importance of careful research and experience in understanding how these markets work.

        Political leadership also has some bearing on the progress of the economy and the state of the financial markets. In the months preceding a presidential election year, it has been common for incumbents to attempt to stimulate growth. Given our Republican Congress and Democratic President, however, we do not consider this as likely this time.

        With the rest of the country, we are closely following political initiatives to produce a balanced federal budget. This is a political wild card, but we would expect both the stock and fixed-income markets to react with enthusiasm if progress can be made.

        With that as an economic backdrop, we encourage you to read the following detailed report of your fund, including a question-and-answer interview with your fund's portfolio manager. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

Stephen B. Timbers

Stephen B. Timbers
Chief Investment and Executive Officer

November 6, 1995

Performance Update

[Photo of Chris Mier]

CHRIS MIER, PORTFOLIO MANAGER OF KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND, DISCUSSES THE IMPACT OF CHANGING INTEREST RATES AND THE POSSIBILITY OF TAX REFORM ON THE MUNICIPAL BOND MARKET.

Chris Mier joined Kemper Financial Services, Inc. in 1986 and is now senior vice president and portfolio manager of the Kemper Municipal Bond Fund and the Kemper Intermediate Municipal Fund. Mr. Mier received his B.A. degree in Economics from the University of Michigan and went on to receive his M.M. in Finance from the Kellogg Graduate School of Management at Northwestern University.

Q. DURING THE FUNDS' FISCAL YEAR WE SAW INTEREST RATES INCREASE AND THEN DECLINE. HOW DID THESE MOVEMENTS INFLUENCE THE MUNICIPAL BOND MARKET?

A. The Fed consistently raised short-term interest rates through 1994 in an effort to slow economic growth and offset perceived inflationary pressures. The result was the worst year for the bond markets in decades. The Bond Buyers Revenue Bond Index (RBI) peaked at 7.37% on November 17. At that point, the market began to rally on the belief that the Fed's actions were effectively bringing economic growth down to its target rate of 2.5%, and that the tightening process was near completion. The rally continued from mid-November to early June, perpetuated by first quarter 1995 data that verified positive but slower growth and continued low inflation. By June 8, the
RBI had declined to 5.94% -- 143   basis points below November's peak.
    From June through August, economic data -- fairly strong auto sales, an increase in consumer spending and a general leveling of inventories -- suggested that the economy was poised to pick up again. This prompted interest rates to rise again, with the RBI reaching 6.44% in mid-August. Since then, yields have traded at a fairly narrow range with a downward trend as the market has attempted to discern just how strong the economy is and how well inflation has been contained.

Q.  HOW DID THIS ENVIRONMENT AFFECT YOUR INVESTMENT STRATEGY?

A. We correctly identified the value that long-term interest rates had achieved in November of 1994 and began to lengthen the portfolios' average durations. First, we reduced the hedges we had on the portfolios and then reduced our cash positions with purchases of long-term bonds. These moves allowed the funds to participate in the market rally early in 1995.

Q.  WHAT OTHER FACTORS INFLUENCED THE MARKET?


A.  Among the more significant factors were:

- Reduced supply. This has been a peak year in terms of bonds being called. Meanwhile, the volume of new issues coming to market in 1995 has been well below that of 1994, and those figures were significantly down from 1993. So we have more bonds leaving the market than there are bonds being issued. At

Performance Update

  the same time, however, demand has slowed as well.

- Derivatives. The use of derivative securities became a big concern as
certain units of government suffered losses on   derivatives in their
portfolios. Kemper has not used exotic derivative securities to enhance yield.
However, this issue   had an adverse impact throughout the municipal bond
market.

- Increased scrutiny of new issues. The Securities and Exchange
Commission increased its level of scrutiny with regard to   the operations of
the municipal market. This has included looking at new issue disclosure, price
transparency and other   technical concerns.

- Tax reform. The possibility of tax reform raised questions as to the future relative tax advantage of municipal bonds.

Q. TAX REFORM HAS BEEN GETTING A LOT OF ATTENTION IN WASHINGTON AND IN THE MEDIA. DID THIS HAVE AN IMPACT ON THE FUNDS, AND DO YOU EXPECT THIS TO BE AN ONGOING ISSUE?

A.  This became a concern in April and May and continued periodically
throughout the summer. During that   time municipal bond prices adjusted by
about 10 percentage points relative to Treasuries, so the market has already discounted some of the potential impact of tax reform.

   This issue is probably going to impact the market through the 1996
election and, quite possibly, beyond. It's a very   uncertain issue, subject to
a lot of variables. Obviously, we can't see into the future so there's really no way to predict what kind of reform, if any, will take place or when it might be enacted. But it's probably safe to expect that any kind of reform won't be implemented until 1997 at the earliest. Nevertheless, it will continue to generate media interest.

Q.  HOW DID THE FUNDS PERFORM DURING THE PERIOD?

A.  We achieved some very competitive rates of return relative to our
peers, as shown in our Lipper Rankings   and the Lipper category comparisons
(see page 2). Looking back, we probably could have gained a bit more by
extending our   durations earlier in the year. But the returns we posted for the period are certainly competitive and, if we err, we'd prefer to err on the side of caution.

Q.  WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?


A. Generally very constructive. We anticipate continued slow but positive economic growth with inflation remaining in control. That's a good environment for the bond markets. We also expect some positive action in Congress with regard to deficit reduction. For the municipal bond market in particular, we expect continued low levels of new supply. Although the number of bonds maturing and being called should decline in 1996, new issue volume should continue to be relatively moderate.
   As I said, we think the market has substantially discounted the potential of tax reform, at least on the long-end. Should the market overreact or over-discount events as they unfold, we may well see some attractive buying opportunities.

Performance Update

Average Annual Total Returns*

For periods ended September 30, 1995 (adjusted for the maximum sales charge)


                                                          Life of
                              1-year    5-year   10-year   class
-------------------------------------------------------------------------------
Kemper Municipal Bond Fund A   6.11%    8.13%    9.12%    7.77% (Since 4/20/76)
-------------------------------------------------------------------------------

Kemper Municipal Bond Fund B   7.17%     N/A      N/A     4.30% (Since 5/31/94)
-------------------------------------------------------------------------------

Kemper Municipal Bond Fund C  10.32%     N/A      N/A     6.79% (Since 5/31/94)
-------------------------------------------------------------------------------


Growth of an assumed $10,000 investment in Kemper Municipal Bond Fund Class A from 1/1/80 through 9/30/95

                  Kemper
               Municipal Bond          Lehman Bros.               Consumer
                  Class A(1)       Municipal Bond Index(+)      Price Index(++)

  1/1/80          $10,000                  $10,000                 $10,000
12/31/83           12,107                   12,446                  13,207
12/31/86           19,271                   19,704                  14,407
12/31/89           24,022                   24,411                  16,441
12/31/92           31,413                   31,959                  18,501
 9/30/95           37,725                   38,385                  19,974



Growth of an assumed $10,000 investment in Kemper Municipal Bond Fund Class B from 5/31/94 through 9/30/95

                   Kemper
               Municipal Bond          Lehman Bros.               Consumer
                  Class B(1)       Municipal Bond Index(+)      Price Index(++)


 5/31/94           $10,000                 $10,000                 $10,000
12/31/94             9,743                   9,864                  10,190
 9/30/95            10,880                  11,126                  10,386


Growth of an assumed $10,000 investment in Kemper Municipal Bond Fund Class C from 5/31/94 through 9/30/95

                   Kemper
               Municipal Bond          Lehman Bros.               Consumer
                  Class C(1)       Municipal Bond Index(+)      Price Index(++)


 5/31/94           $10,000                 $10,000                 $10,000
12/31/94             9,776                   9,864                  10,190
 9/30/95            10,919                  11,126                  10,386


Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

(*) Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for A Shares adjustment for the maximum sales charge of 4.5% and for B Shares adjustment for the applicable contingent deferred sales charge of 3%. The maximum contingent deferred sales charge is 4%. There is no sales charge for C Shares. Average annual return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial
Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for A Shares and the contingent deferred sales charge in effect at the end of the period for B Shares. In comparing the Kemper Municipal Bond Fund to the Lehman Brothers Municipal Bond Index, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the index.

(+) The Lehman Brothers Municipal Bond Index includes approximately
15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to alternative minimum tax, variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

(++) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

Portfolio Statistics

PORTFOLIO COMPOSITION


                                        On 9/30/95          On 9/30/94
-------------------------------------------------------------------------------
Revenue bonds                                85%                83%
-------------------------------------------------------------------------------
General obligation bonds                      9                 12
-------------------------------------------------------------------------------
Cash and equivalents                          6                  5
-------------------------------------------------------------------------------
                                            100%               100%



Revenue bonds
General obligation bonds
Cash and equivalents




           [Pie Chart]                           [Pie Chart]



              On 9/30/95                           On 9/30/94
-------------------------------------------------------------------------------

QUALITY

                                        On 9/30/95          On 9/30/94
-------------------------------------------------------------------------------
AAA                                          48%                46%
-------------------------------------------------------------------------------

AA                                           13                 20
-------------------------------------------------------------------------------

A                                            15                 18
-------------------------------------------------------------------------------

BBB                                          20                 12
-------------------------------------------------------------------------------

BB                                            1                  1
-------------------------------------------------------------------------------
Not rated                                     3                  3
-------------------------------------------------------------------------------

                                            100%               100%

           [Pie Chart]                           [Pie Chart]


AAA
AA
A
BBB
BB
Not rated

              On 9/30/95                           On 9/30/94
-------------------------------------------------------------------------------

Portfolio Statistics

YEARS TO MATURITY

                                        On 9/30/95          On 9/30/94
-------------------------------------------------------------------------------
1-10 years                                    9%                10%
-------------------------------------------------------------------------------

10-20 years                                  46                 56
-------------------------------------------------------------------------------

20+ years                                    45                 34
-------------------------------------------------------------------------------

                                            100%               100%
-------------------------------------------------------------------------------

1-10 years
10-20 years
20+ years


             [Pie Chart]                           [Pie Chart]

              On 9/30/95                           On 9/30/94
-------------------------------------------------------------------------------

AVERAGE MATURITY

                                On 9/30/95                On 9/30/94

Average Maturity                18.7 years                15.5 years
-------------------------------------------------------------------------------



KEMPER INTERMEDIATE MUNICIPAL BOND FUND

-------------------------------------------------------------------------------

Total Returns*

Returns are historical and do not represent future performance. Returns
and net asset value fluctuate. Shares are   redeemable at current net asset
value, which may be more or less than original cost.

*  Total return measures net investment income and capital gain or loss
from portfolio investments, assuming reinvestment   of all dividends and for A
Shares adjustment for the maximum sales charge of 2.75% and for B Shares
adjustment for the   applicable contingent deferred sales charge of 3%. There
is no sales charge for C Shares. Total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional
information, see the Prospectus and   Statement of Additional Information and
the Financial Highlights at the end of this report.

For period ended September 30, 1995 (adjusted for the maximum sales charge)

                                               Life of
                                                class
-------------------------------------------------------------------------------

Kemper Intermediate Municipal Bond Fund A       8.98%        (Since 11/1/94)
-------------------------------------------------------------------------------

Kemper Intermediate Municipal Bond Fund B       7.13%         (Since 11/1/94)
-------------------------------------------------------------------------------

Kemper Intermediate Municipal Bond Fund C       11.43%         (Since 11/1/94)
-------------------------------------------------------------------------------


PORTFOLIO COMPOSITION

                                        On 9/30/95          On 11/30/94
-------------------------------------------------------------------------------
Revenue bonds                                76%                15%
-------------------------------------------------------------------------------

General obligation bonds                     20                 12
-------------------------------------------------------------------------------

Cash and equivalents                          4                 73
-------------------------------------------------------------------------------

                                            100%               100%


             [Pie Chart]                           [Pie Chart]

Revenue bonds
General obligation bonds
Cash and equivalents


              On 9/30/95                           On 11/30/94

-------------------------------------------------------------------------------

Portfolio Statistics

QUALITY

                                        On 9/30/95          On 11/30/94
-------------------------------------------------------------------------------
AAA                                          76%                70%
-------------------------------------------------------------------------------

AA                                            9                 22
-------------------------------------------------------------------------------

A                                             2                  5
-------------------------------------------------------------------------------

BBB                                          13                  3
-------------------------------------------------------------------------------

                                            100%               100%



             [Pie Chart]                           [Pie Chart]

AAA
AA
A
BBB

              On 9/30/95                           On 11/30/94
-------------------------------------------------------------------------------

YEARS TO MATURITY


                                        On 9/30/95          On 11/30/94
-------------------------------------------------------------------------------
1-10 years                                   73%                82%
-------------------------------------------------------------------------------

10-20 years                                  27                 14
-------------------------------------------------------------------------------

20+ years                                    --                  4
-------------------------------------------------------------------------------

                                            100%               100%



1-10 years
10-20 years
20+ years



             [Pie Chart]                           [Pie Chart]



              On 9/30/95                           On 11/30/94
-------------------------------------------------------------------------------

AVERAGE MATURITY

                                On 9/30/95                On 11/30/94

-------------------------------------------------------------------------------
Average maturity                 8.6 years                 6.9 years
-------------------------------------------------------------------------------

Portfolio of Investments

KEMPER MUNICIPAL BOND FUND
September 30, 1995
(Dollars in thousands)


 Issuer                                                                        Principal amount           Value
-------------------------------------------------------------------------------------------------------------------------

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND INTEREST BY
UNITED STATES GOVERNMENT SECURITIES

---------------------------------------------------------------------------------------------------------------------------
California - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Riverside County, Riverside Juvenile Facilities Corp.,
                         Certificates of Participation, Rev., 8.00%, to be called
                         10-01-98 @ 102                                                $  4,000         $  4,497
                        ---------------------------------------------------------------------------------------------------
                        San Bernardino County, County Center/Justice Center
                         and Capital Improvements, Rev., 7.60%, to be called
                         7-01-96 @ 102                                                    6,955            7,287
                        ---------------------------------------------------------------------------------------------------
                                                                                                          11,784
Colorado - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Colorado Springs, County Utility Rev., 6.75%,
                         to be called 11-15-01 @ 102                                      2,890            3,275
                        ---------------------------------------------------------------------------------------------------

                        Health Facilities Auth., Vail Valley Medical Center,
                         Rev., 8.125%, to be called 6-01-99 @ 102                         7,000            7,958
                        ---------------------------------------------------------------------------------------------------
                                                                                                          11,233
Connecticut - .5%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Educational Facilities, Lawrence and Memorial
                         Hospital, Rev., 6.25%, to be called 7-01-02 @ 102                4,720            5,240
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 6.50%, to be called 3-15-02 @ 102             10,440           11,693
                        ---------------------------------------------------------------------------------------------------
                                                                                                          16,933
Florida - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Jacksonville Health Facilities Auth., Baptist Medical Center,
                         Rev., 11.50%, to be called 11-13-95 through 10-01-06 @ 100         100              151
                        ---------------------------------------------------------------------------------------------------
Georgia - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Hospital Auth. of Fulton County, Northside Hospital,
                         Rev., 6.60%, to be called 10-01-02 @ 102                         8,250            9,349
                        ---------------------------------------------------------------------------------------------------
Illinois - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Chicago, Tax Increment Allocation Bonds, Central Station, Rev.,
                         8.90%, to be called 1-01-05 @ 100                                1,860            2,308
                        ---------------------------------------------------------------------------------------------------
Indiana - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Trustees of Purdue University, Purdue University Student Fees,
                         Rev., 6.75%, to be called 7-01-01 @ 102                          6,300            7,102
                        ---------------------------------------------------------------------------------------------------
Kentucky  - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Kenton County Airport Board, Greater Cincinnati International
                         Airport, Rev., 8.25%, to be called 3-1-98 @ 102                  1,620            1,796
                        ---------------------------------------------------------------------------------------------------
Maryland  - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Gaithersburg, First Mortgage Economic Dev., Asbury Methodist
                         Home Incorporated, Rev., 7.85%, to be called 1-01-00 @ 102       4,000            4,566
                        ---------------------------------------------------------------------------------------------------
Massachusetts - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Municipal Wholesale Electric Company, Power Supply System,
                         Rev., 6.75%, to be called 07-01-02 @ 102                         9,150           10,415
                        ---------------------------------------------------------------------------------------------------
Michigan - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Building Auth., University of Michigan Adult General Hospital
                         Facility, Rev., 7.875%, to be called 12-01-96 @ 102                265              282
---------------------------------------------------------------------------------------------------------------------------



 Issuer                                                                        Principal amount             Value
---------------------------------------------------------------------------------------------------------------------------

Missouri - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Educational Facilities,
                         Christian Health Services Dev. Corp.,
                         Rev., 6.875%, to be called 2-15-01 @ 102                       $ 7,000         $  7,885
                        ---------------------------------------------------------------------------------------------------
                        St. Louis County, Regional Convention & Sports Complex Auth.,
                         Convention & Sports Facility, Rev., 7.00%,
                         to be called 8-15-03 @ 100                                       4,380            5,040
                        ---------------------------------------------------------------------------------------------------
                                                                                                          12,925
New Mexico - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Albuquerque Southwest Community Health Services,
                         Rev., 10.125%, to be called 8-1-08 @ 100                         4,000            5,354
                        ---------------------------------------------------------------------------------------------------

New York - .8%
---------------------------------------------------------------------------------------------------------------------------
                        Dormitory Auth., State University Educational Facilities,
                         Rev., 7.25%, to be called 5-15-02 @102                           3,810            4,454
                        ---------------------------------------------------------------------------------------------------
                        Local Government Assistance Corp., Rev., 7.375%
                         and 7.50%, to be called 4-01-01 @ 102                            9,675           11,238
                        ---------------------------------------------------------------------------------------------------
                        Power Auth., Electrical Rev., 8.00%, to be called 1-01-98 @ 102  10,000           10,993
                        ---------------------------------------------------------------------------------------------------
                                                                                                          26,685
Ohio -  .5%
---------------------------------------------------------------------------------------------------------------------------
                        Clermont County Hospital Facilities, Mercy Health Systems,
                         Rev., 7.50%:
                           to be called 9-01-01 @ 100                                     2,280            2,628
                           to be called 9-01-99 @ 102                                     7,720            8,727
                        ---------------------------------------------------------------------------------------------------
                        Franklin County, Mount Carmel Health Hospital, Rev., 7.25%,
                         to be called 6-01-00 @ 102                                       5,495            6,227
                        ---------------------------------------------------------------------------------------------------
                                                                                                          17,582

Pennsylvania - 1.2%
---------------------------------------------------------------------------------------------------------------------------
                        Industrial Dev. Auth., Economic Dev., Rev., 7.00%, to be called
                         7-1-01 @ 102                                                     5,000            5,675
                        ---------------------------------------------------------------------------------------------------
                        Intergovernmental Cooperation Auth., City of
                         Philadelphia Funding Program, Rev., 6.80%,
                         to be called 6-15-02 @ 100                                      12,000           13,501
                        ---------------------------------------------------------------------------------------------------
                        Philadelphia:
                         Gas Works Rev., 7.70%, to be called 6-15-01 @ 102               14,850           17,413
                         Municipal Auth., Criminal Justice Center, Rev., 7.80%,
                           to be called 4-01-98 through 4-01-00 @ 100                      4000            4,545
                        ---------------------------------------------------------------------------------------------------
                                                                                                          41,134
South Carolina  - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Lancaster County Water and Sewer District, Waterworks and
                         Sewer System Improvement, Rev. 6.75%,
                         to be called 5-1-01 @ 102                                        3,000            3,374
                        ---------------------------------------------------------------------------------------------------

Texas - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Austin, Water, Sewer and Electric Rev., 14.00%, non-callable         65               85
                        ---------------------------------------------------------------------------------------------------
                        Total Advance Refunded Obligations  5.2%                                         183,058
---------------------------------------------------------------------------------------------------------------------------



 Issuer                                                                        Principal amount             Value
---------------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------
Alabama - 2.1%
---------------------------------------------------------------------------------------------------------------------------
                        Birmingham-Jefferson Civic Center Auth., Capital Outlay,
                         Special Tax Rev., 7.40%, 2008                                  $12,000          $13,234
                        ---------------------------------------------------------------------------------------------------
                        City of Mobile, Mobile Energy Services,
                         Industrial Dev. Board, Rev., 6.95%, 2020                        22,000           22,708
                        ---------------------------------------------------------------------------------------------------
                        Courtland, Champion International,
                         Industrial Dev. Board, Rev., 6.50%, 2025                        20,000           19,894
                        ---------------------------------------------------------------------------------------------------
                        Hoover, Gen. Oblg., 4.50% and 5.00%, 2013 and 2020               12,845           10,999
                        Universities:
                        ---------------------------------------------------------------------------------------------------
                         Alabama at Birmingham, Hospital Rev., 5.00%, 2014                4,200            3,776
                        ---------------------------------------------------------------------------------------------------
                         South Alabama, Hospital and Auxiliary Rev., 4.75%, 2010          4,000            3,578
                        ---------------------------------------------------------------------------------------------------
                                                                                                          74,189
Alaska - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Energy Auth., Bradley Lake Hydroelectric Power,
                         Rev., 7.25%, 2016                                                4,675            3,154
                        ---------------------------------------------------------------------------------------------------
                        North Slope Borough, Gen. Oblg., 13.00%, 1998                       635              759
                        ---------------------------------------------------------------------------------------------------
                                                                                                           5,913
Arizona - 1.0%
---------------------------------------------------------------------------------------------------------------------------
                        City of Phoenix:
                         Gen. Oblg., 6.375%, 2013                                         7,400            7,678
                         User Streets and Highway User, Junior Lien, Rev., 6.25%, 2011   10,000           10,579
                        ---------------------------------------------------------------------------------------------------
                        Coconino County, Industrial Dev. Auth., Health Care Institution,
                         The Guidance Center, Inc. Proj., Rev., 9.25%, 2011                 930              996
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Auth. Hospital System, Phoenix Baptist Hospital
                         and Medical Center, Inc. and Medical Environments, Inc.,
                         Rev., 6.25%, 2011                                                1,400            1,464
                        ---------------------------------------------------------------------------------------------------
                        Maricopa County, Gen. Oblg., 4.80%, 2013                          5,475            4,861
                        ---------------------------------------------------------------------------------------------------
                        Salt River Proj., Agricultural Improvement and Power District,
                         Rev., 5.00%, 2016                                               11,900           10,708
                        ---------------------------------------------------------------------------------------------------
                                                                                                          36,286
Arkansas - 1.0%
---------------------------------------------------------------------------------------------------------------------------
                        North Little Rock, Electric System, Rev., 6.50%, 2010 and 2015   31,830           35,512
                        ---------------------------------------------------------------------------------------------------

California - 4.7%
---------------------------------------------------------------------------------------------------------------------------
                        Central Valley Financing Auth., Cogeneration Proj., Carson Ice,
                         Rev., 6.00%, 2009                                                6,000            6,039
                        ---------------------------------------------------------------------------------------------------
                        City of Loma Linda, Loma Linda University Medical Center Proj.,
                         Rev., 9.00%, 2012                                                2,500            2,576
                        ---------------------------------------------------------------------------------------------------
                        City of Los Angeles:
                          Convention & Exhibit Center Auth., Lease Rev., 5.125%, 2013      9,040            8,338
                          Department of Water & Power, Electric Plant, Rev., 4.75%, 2009
                            through 2019                                                  26,500           23,292
                        ---------------------------------------------------------------------------------------------------
                        City of Santa Clara, Sports and Open Space Auth., Certificates of
                          Participation, 4.75%, 2014                                       5,000            4,361
                        ---------------------------------------------------------------------------------------------------
                        Duarte, City of Hope National Medical Center, Certificates of
                          Participation, 6.00% and 6.25%, 2008 and 2023                   23,255           22,442
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Finance Auth., Catholic Health Facility,
                          Rev., 5.00%, 2021                                               11,120            9,696
                        ---------------------------------------------------------------------------------------------------
                        Imperial Irrigation District, Certificates of Participation,
                          Electric System Proj., 6.75%, 2011                               3,500            3,857
                        ---------------------------------------------------------------------------------------------------
                        Los Angeles County:
                          Metropolitan Transportation Auth., Sales Tax Rev., 4.75% and
                            5.30%, 2018 and 2012                                          11,885           10,967
                          Public Works Financing Auth., Multi-Purpose Lease Rev.,
                            4.75%, 2013                                                   21,000           18,201
                          Sanitation District Financing Auth., Rev., 5.00%, 2023           4,500            3,882
                        ---------------------------------------------------------------------------------------------------
                        Rancho California, Water District Financing Auth., Rev.,
                          4.75%, 2021                                                     17,500           14,683
---------------------------------------------------------------------------------------------------------------------------


 Issuer                                                                        Principal amount          Value
---------------------------------------------------------------------------------------------------------------------------
                        Regents of University of California, Multiple Purpose Proj.,
                         Rev., 4.75% to 5.125%, 2013 through 2023                       $36,010       $   31,813
                        ---------------------------------------------------------------------------------------------------
                        Southern California Public Power Auth., Rev., 4.875%, 2020        3,000            2,574
                        ---------------------------------------------------------------------------------------------------
                                                                                                         162,721

Colorado - 7.5%
---------------------------------------------------------------------------------------------------------------------------
                        Adams County, Gen. Oblg., 6.125% and 6.20%, 2007 and 2008         6,910            7,331
                        ---------------------------------------------------------------------------------------------------
                        Arapahoe County, Public Highway Auth., Rev., 6.95% and 7.00%,
                         2020 and 2026                                                   80,700           83,443
                        ---------------------------------------------------------------------------------------------------
                        City and County of Denver:
                         Airport System Rev., 5.70% to 8.75%, 2002 through 2025          89,430           94,830
                         Gen. Oblg., 5.125% and 6.50%, 2012 and 2010                     12,225           12,465
                        ---------------------------------------------------------------------------------------------------
                        City of Colorado Springs, Utilities System Improvement,
                         Rev., 5.125%, 2023                                               8,795            7,931
                        ---------------------------------------------------------------------------------------------------
                        Douglas County School District #1, Douglas and Elbert Counties,
                         Gen. Oblg., 6.50%, 2016                                         16,665           17,898
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Auth.:
                         Covenant Retirement Communities, Inc., Rev., 6.75%,
                           2015 and 2025                                                  5,900            5,936
                         Kaiser Permanente Medical Care Program, Rev., 9.125%, 2015       8,575            8,782
                         Swedish Medical Center, Rev., 6.80% and 7.50%, 2023 and 2020     5,500            6,173
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Auth., Single Family Mortgage Rev., 7.65%, 2022     825              865
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Denver Sewerage Disposal, District No. 1,
                         Rev., 6.75%, 2012                                                5,540            5,697
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Wastewater Reclamation District, Gen. Oblg.,
                         6.00%, 2010                                                     11,505           11,791
                        ---------------------------------------------------------------------------------------------------
                                                                                                         263,142

Connecticut - .6%
---------------------------------------------------------------------------------------------------------------------------
                        Dev. Auth., Pierce Memorial Baptist Home, Rev., 9.25%, 2018       1,140            1,286
                        ---------------------------------------------------------------------------------------------------
                        Resource Recovery Auth., Mid-Connecticut Systems,
                         Rev., 7.30%, 2012                                                4,790            5,097
                        ---------------------------------------------------------------------------------------------------
                        Transportation Infrastructure Purposes, Special Tax Obligation,
                         Rev., 4.875% to 6.10%, 2008 through 2015                        15,535           15,218
                        ---------------------------------------------------------------------------------------------------
                                                                                                          21,601

Delaware - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Economic Dev. Auth., United Water Proj., Rev., 6.20%, 2025       12,000           12,073
                        ---------------------------------------------------------------------------------------------------

District of Columbia - 1.6%
---------------------------------------------------------------------------------------------------------------------------
                        Georgetown University, Rev., 8.25%, 2018                         11,410           12,712
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Area Transit Auth., Gross Transit Rev., 5.25%, 2014  9,000            8,536
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Washington Airports Auth., Airport System
                         Rev., 5.50% to 7.60%, 2014 through 2024                         26,000           25,257
                        ---------------------------------------------------------------------------------------------------
                        District, Gen. Oblg., 6.00% and 6.30%, 2013 and 2010              8,500            8,622
                        ---------------------------------------------------------------------------------------------------
                                                                                                          55,127

Florida - 6.0%
---------------------------------------------------------------------------------------------------------------------------
                        Board of Education, Gen. Oblg., 5.125% to 5.50%,
                         2016 through 2023                                               61,235           56,916
                        ---------------------------------------------------------------------------------------------------
                        Broward County:
                         Airport System Rev., 7.625%, 2013                                2,620            2,895
                         Waste Energy Company, Rev., 7.95%, 2008                         13,745           15,395
                        ---------------------------------------------------------------------------------------------------
                        Clay County, Single Family Housing, Rev., 6.55%, 2028             2,750            2,805
                        ---------------------------------------------------------------------------------------------------
                        Dade County:
                         Gen. Oblg., 5.125%, 2014                                         3,915            3,628
                         Housing Financing Auth., Rev., 6.55%, 2027                       3,550            3,628
                        ---------------------------------------------------------------------------------------------------
                        Department of Transportation, Turnpike Rev., 5.00%, 2019          5,000            4,493
                        Greater Orlando Aviation Auth., Rev., 8.375%, 2016                3,065            3,443
                        ---------------------------------------------------------------------------------------------------
                        Hillsborough County Industrial Dev. Auth., Tampa Electric,
                         Rev., 8.00%, 2022                                               10,000           11,939

---------------------------------------------------------------------------------------------------------------------------


 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------

                        Jacksonville Health Facilities Auth., Baptist Medical Center,
                         Rev., 11.50%, 2012                                             $    85         $    142
                        ---------------------------------------------------------------------------------------------------
                        Manatee County, Public Utilities, Rev., 4.75% and 5.00%, 2013    24,625           22,393
                        ---------------------------------------------------------------------------------------------------
                        Miami Beach Redev. Agcy., Tax Increment Rev., 5.875%, 2022        1,000              929
                        ---------------------------------------------------------------------------------------------------
                        Municipal Power Agcy., All-Requirements Power Supply Proj.,
                         Rev., 5.10%, 2014                                                7,565            7,034
                        ---------------------------------------------------------------------------------------------------
                        Orange County:
                         Health Facilities Auth., Rev., 5.50%, 2015                       6,950            6,696
                         Sales Tax Rev., 5.375%, 2024                                     6,000            5,600
                        ---------------------------------------------------------------------------------------------------
                        Orlando Utitlity, Community Water & Electric, Rev., 5.00%
                         and 5.25%, 2020 and 2023                                        13,500           12,162
                        ---------------------------------------------------------------------------------------------------
                        Palm Beach County, Solid Waste Auth., Rev., 8.75%, 2010          13,755           15,086
                        ---------------------------------------------------------------------------------------------------
                        Pasco County, Solid Waste Disposal and Resource Recovery,
                         Rev., 7.80%, 2011                                               13,730           15,182
                        ---------------------------------------------------------------------------------------------------
                        Port Orange, Water and Sewer, Rev., 5.25%, 2021                   5,000            4,639
                        ---------------------------------------------------------------------------------------------------
                        Reedy Creek Improvement District, Utility Improvement,
                         Rev., 5.00%, 2014                                                8,330            7,649
                        ---------------------------------------------------------------------------------------------------
                        St. Lucie County, Sales Tax Rev., 5.00%, 2019                     4,495            4,037
                        ---------------------------------------------------------------------------------------------------
                        Village Center Community Dev. District, Lake County,
                         Utility Rev., 5.00%, 2013                                        4,605            4,224
                        ---------------------------------------------------------------------------------------------------
                                                                                                         210,915

Georgia - 3.0%
---------------------------------------------------------------------------------------------------------------------------
                        Chatham County School District, Gen. Oblg., 6.15%, 2010           7,300            7,603
                        ---------------------------------------------------------------------------------------------------
                        City of Atlanta, Water and Sewerage, Rev., 4.50% and 4.75%,
                         2018 and 2023                                                   28,915           24,356
                        ---------------------------------------------------------------------------------------------------
                        Fulton-DeKalb Hospital Auth., Rev., 6.55%, 2018                   1,500            1,520
                        ---------------------------------------------------------------------------------------------------
                        Fulton-DeKalb Housing Auth., Rev., 6.60%, 2028                   23,100           23,432
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev.,
                         5.125% and 6.70%, 2017 and 2012                                 11,520           11,387
                        ---------------------------------------------------------------------------------------------------
                        Municipal Electric Auth.:
                         Power Rev., 4.75% to 8.125%, 2012 through 2019                  33,955           33,197
                         Special Obligation, 6.60%, 2018                                  3,500            3,842
                        ---------------------------------------------------------------------------------------------------
                                                                                                         105,337

Illinois - 6.1%
---------------------------------------------------------------------------------------------------------------------------
                        Chicago:
                         Board of Education, Gen. Oblg., 6.00%
                           and 6.25%, 2008 through 2020                                  24,060           25,632
                         Gas Supply, Peoples Gas, Light and Coke Company,
                           Rev., 8.10%, 2020                                              8,250            9,364
                         O'Hare International Airport, General Rev., 5.00%
                           to 6.375%, 2012 through 2018                                  34,000           33,068
                         Skyway Toll Bridge Rev., 6.75%, 2014 and 2017                   24,825           25,019
                         Wastewater Transmission, Rev., 5.375%, 2013                      4,270            4,082
                        ---------------------------------------------------------------------------------------------------
                        City of East St. Louis, Illinois Dev. Finance Auth.,
                         Debt Restructuring Rev., 7.50%, 2013                             3,750            3,925
                        ---------------------------------------------------------------------------------------------------
                        County of Cook, Gen. Oblg., 5.375% to 9.50%,
                         1996 through 2022                                               46,315           46,994
                        ---------------------------------------------------------------------------------------------------
                        Dev. Finance Auth., Pollution Control, Commonwealth
                         Edison Company Proj., Rev., 6.75%, 2015                         16,780           18,039
                        ---------------------------------------------------------------------------------------------------
                        Freeport, Single Family Mortgage Rev., 7.40%, 2010                1,585            1,593
                        ---------------------------------------------------------------------------------------------------
                        Harvard, Multifamily Housing, Northfield Court,
                         Rev., 8.80%, 2008                                                3,880            4,147
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Auth.:
                         Northwestern Medical Faculty Foundation, Inc., Healthcare
                           Facilities Rev., 6.50%, 2015                                   3,900            4,085
                         Rush-Presbyterian-St. Luke's Medical Center Obligated
                           Group, Rev., 5.25%, 2020                                       6,000            5,391
                         South Suburban Hospital, Rev., 7.00%, 2009                       7,750            8,196
                        ---------------------------------------------------------------------------------------------------
                        Madison County, Gen. Oblg., 5.85%, 2013                           3,500            3,534
                        ---------------------------------------------------------------------------------------------------
                        Sports Facilities Auth., Rev., 7.875%, 2010                       2,990            3,351
---------------------------------------------------------------------------------------------------------------------------



 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------
                        St. Charles, Wessel Court Proj., Multifamily Housing
                         Rev., 7.60%, 2024                                             $  3,930          $3,999
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 5.875%, 2015                                  12,000           11,758
                        University Park, Governors Gateway Industrial Park,
                         Tax Increment Rev., 8.50%, 2011                                  3,000            3,173
                        ---------------------------------------------------------------------------------------------------
                                                                                                         215,350

Indiana - 5.0%
---------------------------------------------------------------------------------------------------------------------------
                        Hospital Auth. of Marion County, University Heights Hospital,
                         Rev., 8.625%, 2012                                               7,195            8,340
                        ---------------------------------------------------------------------------------------------------
                        Health Facility Financing Auth., Fayette Memorial Hospital,
                         Hospital Rev., 7.20%, 2022                                       1,800            1,804
                        ---------------------------------------------------------------------------------------------------
                        Indianapolis Airport Auth.:
                         Federal Express Corp. Proj., Rev., 7.10%, 2017                  40,500           42,874
                         Local Public Improvement Bond, Transportation Rev., 6.60% to
                           6.75%, 2007 through 2014                                      14,000           15,358
                         United Airlines, Inc., Maintenance Center Proj.,
                           Rev., 6.50%, 2031                                             80,830           79,386
                        ---------------------------------------------------------------------------------------------------
                        Toll Road Financing Auth., Rev., 6.875%, 2012                     4,000            4,177
                        ---------------------------------------------------------------------------------------------------
                        Transportation Financing Auth., Highway Rev., 5.75% and 7.25%,
                         2012 and 2015                                                    7,000            7,705
                        ---------------------------------------------------------------------------------------------------
                        Trustees of Purdue University, Purdue University Student Fees,
                         Rev., 6.70% and 6.75%, 2015 and 2009                            14,500           15,649
                        ---------------------------------------------------------------------------------------------------
                                                                                                         175,293
Iowa - .4%
---------------------------------------------------------------------------------------------------------------------------
                        Finance Auth.:
                         GNMA Mortgage-Backed Securities Program, Single Family
                           Mortgage Rev., 7.90%, 2022                                     2,685            2,857
                         Trinity Regional Hospital Proj., Rev., 7.00%, 2022              12,000           12,084
                        ---------------------------------------------------------------------------------------------------
                                                                                                          14,941

Kentucky - 1.9%
---------------------------------------------------------------------------------------------------------------------------
                        Dev. Finance Auth., Baptist Hospital Inc., Rev.,
                        7.625%, 2011                                                      2,000            2,218
                        ---------------------------------------------------------------------------------------------------
                        Economic Dev. Finance Auth., Baptist Healthcare System Issue,
                         Hospital Rev., 5.00%, 2015                                      12,810           11,595
                        ---------------------------------------------------------------------------------------------------
                        Hopkins County, The Trover Clinic Foundation,
                         Rev., 6.625%, 2011                                               4,000            4,310
                        ---------------------------------------------------------------------------------------------------
                        Kenton County Airport Board, Greater Cincinnati
                         International Airport:
                           Airport, Rev., 8.25%, 2015                                     7,380            8,186
                           Delta Airlines, Rev., 6.125% and 7.125%,
                            2021 through 2022                                            36,395           34,697
                        ---------------------------------------------------------------------------------------------------
                        Trimble County, Louisville Gas & Electric Company,
                         Rev., 7.75%, 2019                                                1,840            2,009
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Toll Road, Rev., 8.50%, 2004                      2,025            2,129
                        ---------------------------------------------------------------------------------------------------
                                                                                                          65,144

Louisiana - .5%
---------------------------------------------------------------------------------------------------------------------------
                        Beauregard Parish, Boise Cascade Corp. Proj., Rev., 6.125%
                         and 6.30%, 2023                                                  7,650            7,365
                        ---------------------------------------------------------------------------------------------------
                        Parish School Board of the Parish of Jefferson, Sales Tax,
                         Rev., 6.25%, 2008                                               11,000           11,613
                        ---------------------------------------------------------------------------------------------------
                                                                                                          18,978

Maine - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Higher Education Facilities Auth., Rev., 7.10%, 2014   2,750            3,046
                        ---------------------------------------------------------------------------------------------------


Portfolio of Investments


 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------

Maryland - 2.3%
---------------------------------------------------------------------------------------------------------------------------
                        City of Gaithersburg, First Mortgage Economic Dev., Asbury
                         Methodist Home Incorporated, Rev., 5.50%,
                         2015 and 2020                                                  $15,500        $  13,833
                        ---------------------------------------------------------------------------------------------------
                        Community Dev. Administration, Department of Housing
                         and Community Dev., Rev., 7.85%, 2029                            5,805            6,161
                        ---------------------------------------------------------------------------------------------------
                        Energy Financing Administration, AES Warrior Run Proj.,
                         Rev., 7.40%, 2019                                               24,100           24,731
                        ---------------------------------------------------------------------------------------------------
                        Health & Higher Educational Facilities Auth.:
                         Doctors' Community Hospital Proj., Rev., 5.50% and 5.75%,
                           2024 and 2013                                                 12,785           11,076
                         Frederick Memorial Hospital Proj., Rev., 5.00%, 2018             4,000            3,557
                        ---------------------------------------------------------------------------------------------------
                        Northeast Maryland Waste Disposal Auth., Southwest Resource
                         Recovery Facility,  Rev., 7.20%, 2006                            1,500            1,721
                        ---------------------------------------------------------------------------------------------------
                        Stadium Auth., Sports Facilities Lease Rev., 7.60%, 2019         17,200           18,977
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          80,056

Massachusetts -  5.8%
---------------------------------------------------------------------------------------------------------------------------
                        Bay Transit Auth., General Transportation System, Rev.,
                         5.50% to 6.20%, 2012 through 2018                               59,750           59,745
---------------------------------------------------------------------------------------------------------------------------
                        Municipal Wholesale Electric Company, Power Supply System,
                         Rev., 5.00% to 6.75%, 2011 through 2018                         41,945           42,607
                        ---------------------------------------------------------------------------------------------------
                        Port Auth., Rev., 5.00% and 13.00%, 2015 and 2013                 8,190            8,689
                        ---------------------------------------------------------------------------------------------------
                        South Essex Sewerage District, Gen. Oblg., 6.75%, 2013
                         and 2015                                                         2,000            2,169
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 6.50%, 2011                                   17,300           18,473
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Rev., 5.00%, 2013                                12,400           11,288
                        ---------------------------------------------------------------------------------------------------
                        Water Pollution Abatement Trust, MWRA Loan Program,
                         Rev., 5.45%, 2013                                                5,000            4,826
                        ---------------------------------------------------------------------------------------------------
                        Water Restoration Auth., Rev., 4.75% to 5.50%,
                         2013 through 2023                                               61,590           55,673
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         203,470

Michigan - 4.2%
---------------------------------------------------------------------------------------------------------------------------
                        Building Auth., Rev., 6.75%, 2011                                 9,750           10,522
                        ---------------------------------------------------------------------------------------------------
                        City of Battle Creek and Calhoun County, Downtown Dev.
                         Auth., Tax Increment, Rev., 7.60%, 2016                          3,800            4,128
                        ---------------------------------------------------------------------------------------------------
                        City of Kalamazoo Hospital Finance Auth., Borgess Medical
                         Center, Rev., 5.00%, 2013                                       14,650           13,125
                        ---------------------------------------------------------------------------------------------------
                        Detroit:
                         Convention Facility, Cobo Hall Expansion Proj.,
                           Rev., 5.25%, 2012                                             22,250           20,178
                           Gen. Oblg., 5.00% to 6.80%, 2010 through 2015                 20,110           19,451
                        ---------------------------------------------------------------------------------------------------
                        Hospital Finance Auth.:
                         Henry Ford Health System, Rev., 7.00%, 2010                     11,000           11,784
                         McLaren Oblg. Group, Rev., 4.50%, 2021                          28,215           22,207
                         Oakwood Hospital Obligated Group, Rev., 5.50%, 2013              8,000            7,630
                         Sisters of Mercy Health Corp., Rev., 7.50%, 2007 and 2013        9,000            9,780
                        ---------------------------------------------------------------------------------------------------
                        Housing Dev. Auth., Rev., 5.70%, 2012                             3,465            3,401
                        ---------------------------------------------------------------------------------------------------
                        Jackson County Hospital Finance Auth., W.A. Foote Memorial
                         Hospital,  Rev., 4.75%, 2015                                     4,260            3,689
                        ---------------------------------------------------------------------------------------------------
                        Municipal Bond Auth., Local Government Loan Program,
                         Rev., 4.75%, 2009                                                7,225            6,669
                        ---------------------------------------------------------------------------------------------------
                        Public Power Agcy., Rev., 5.00%, 2019                            10,500            9,300
                        ---------------------------------------------------------------------------------------------------
                        Charter County of Wayne, Airport, Rev., 5.25%, 2021               5,000            4,520
                        ---------------------------------------------------------------------------------------------------
                                                                                                         146,384

Minnesota - 1.1%
---------------------------------------------------------------------------------------------------------------------------
                        City of Minneapolis, Housing Redev. Auth.,
                         Health Care System, Rev., 4.75%, 2018                           17,500           15,026
                        ---------------------------------------------------------------------------------------------------


Portfolio of Investments


 Issuer                                                                        Principal amount          Value
---------------------------------------------------------------------------------------------------------------------------

                        City of St. Louis Park, Methodist Hospital Proj.,
                         Rev., 7.25%, 2015                                               $6,650        $   7,523
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Agcy., Multifamily Mortgage Bonds,
                         Rev., 9.375%, 2018                                                 550              577
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Auth., Single Family Mortgage Bonds,
                         Rev., 7.90%, 2019                                                6,370            6,786
                        ---------------------------------------------------------------------------------------------------
                        South Minnesota Municipal Power, Rev., 4.75%, 2016               10,000            8,640
                        ---------------------------------------------------------------------------------------------------
                                                                                                          38,552

Mississippi - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Gulfport Hospital Facilities Auth., Gulfport Memorial
                         Hospital, Improvement, Rev., 6.125%, 2015                        6,750            6,864
                        ---------------------------------------------------------------------------------------------------

Missouri - 1.3%
---------------------------------------------------------------------------------------------------------------------------
                        Clarence Cannon Wholesale Water Commission, Water
                         Rev., 6.00%, 2020                                               10,000            9,366
                        ---------------------------------------------------------------------------------------------------
                        Health and Education Facilities Auth., St. Louis University,
                         Rev., 4.75%, 2016                                                4,500            3,940
                        ---------------------------------------------------------------------------------------------------
                        Kansas City Schools, Missouri School District Building Corp.,
                         Leasehold Rev., 5.00%, 2014                                      6,000            5,526
                        ---------------------------------------------------------------------------------------------------
                        Regional Convention and Sports Complex Auth., Convention
                         and Sports Facility Proj., St. Louis County,
                         Rev., 5.50% and 7.90%, 2016 and 2021                            10,000           10,160
                        ---------------------------------------------------------------------------------------------------
                        Sikeston, Electric System, Rev., 6.20%, 2010                      6,870            7,436
                        ---------------------------------------------------------------------------------------------------
                        St. Louis, Scullin Redev. Proj., Tax Increment
                         Rev., 10.00%, 2010                                               8,990           10,448
                        ---------------------------------------------------------------------------------------------------
                                                                                                          46,876

Nebraska - .4%
---------------------------------------------------------------------------------------------------------------------------
                        Omaha Public Power District Electric System, Rev., 5.50%, 2014    8,150            7,867
                        ---------------------------------------------------------------------------------------------------
                        Scotts Bluff County, Hospital Auth., West Medical Proj. Center,
                         Rev., 6.45%, 2004                                                4,535            4,963
                        ---------------------------------------------------------------------------------------------------
                                                                                                          12,830

Nevada - 1.1%
---------------------------------------------------------------------------------------------------------------------------
                        City of Reno, Redev. Agcy., Tax Allocation Rev., 5.65% and
                         5.75%, 2013 and 2017                                             7,165            6,611
                        ---------------------------------------------------------------------------------------------------
                        Clarke County, Las Vegas-MaCarran International Airport,
                         Rev., 5.50%, 2025                                               16,310           15,035
                        ---------------------------------------------------------------------------------------------------
                        Henderson, Healthcare Facilities, Rev., 5.00%, 2020               6,915            6,069
                        ---------------------------------------------------------------------------------------------------
                        Humboldt County, Pollution Control, Idaho Power Company,
                         Rev., 8.30%, 2014                                                9,650           11,320
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          39,035

New Jersey - 2.7%
---------------------------------------------------------------------------------------------------------------------------
                        Camden County Municipal Utilities Auth., Rev., 8.25%, 2017       15,600           17,148
                        ---------------------------------------------------------------------------------------------------
                        Essex County:
                         Improvement Auth., County Jail and Youth Housing Proj.,
                           Lease Rev., 6.90%, 2014                                        2,645            2,971
                         Property and Equipment Improvement Leasing Program,
                           Rev., 6.50%, 2012                                              4,050            4,356
                        ---------------------------------------------------------------------------------------------------
                        Health Care Facilities Financing Auth.:
                         Atlantic City Medical Center, Rev., 6.80%, 2011                  3,840            4,036
                         Southern Ocean County Hospital, Rev., 6.125% and 6.25%,
                           2013 and 2023                                                  7,235            7,011
                         West Jersey Health System, Rev., 6.125%, 2012                   11,000           11,341
                        ---------------------------------------------------------------------------------------------------
                        Jersey City Sewer Auth., Rev., 4.50%, 2019                       13,500           11,258
                        ---------------------------------------------------------------------------------------------------
                        Transportation Auth., Rev., 5.50%, 2013                          10,000            9,745
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Rev., 6.50% and 10.375%, 2016 and 2003           23,900           26,868
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          94,734


Portfolio of Investments


 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------

New Mexico - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Albuquerque:
                         Health Care, Ltd. Proj., Rev., 9.75%, 2014                    $  1,430       $    1,585
                         Southwest Community Health Services, Rev., 10.00%, 2003            990            1,311
                        ---------------------------------------------------------------------------------------------------
                        Los Alamos County, Utility System, Rev., 6.10%, 2010              4,400            4,557
                        ---------------------------------------------------------------------------------------------------
                        Socorro Hospital System, Southwest Community Health
                         Services, Rev., 10.00%, 2003                                     1,500            2,002
                        ---------------------------------------------------------------------------------------------------
                        Truth or Consequences, Nursing Home Improvement,
                         Sierra Health Care, Inc., Rev., 9.75%, 2014                        955            1,058
                        ---------------------------------------------------------------------------------------------------
                                                                                                          10,513

New York - 4.9%
---------------------------------------------------------------------------------------------------------------------------
                        Environmental Facilities Corp., State
                         Water Pollution Control, Revolving Fund Rev.,
                         6.875% to 7.25%, 2010 through 2014                              18,875           20,961
                        ---------------------------------------------------------------------------------------------------
                        Medical Care Facilities Finance Agcy.:
                         Hospital, Mortgage Rev., 6.75%, 2014                             8,000            8,734
                         Hospital and Nursing Home, Rev., 6.45%, 2009                     9,185            9,953
                         Mental Health Services Facilities Improvement, Rev.,
                           5.25% to 7.75%, 2010 through 2019                             37,525           35,497
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Transit Auth., Transit Facilities, Rev., 6.25%,
                           2014                                                           6,000            6,189
                        ---------------------------------------------------------------------------------------------------
                         New York City:
                         Gen. Oblg., 7.00% to 8.40%, 2000 through 2015                   44,915           51,572
                         Industrial Dev. Auth., USTA National Tennis Center
                           Inc. Proj., Civil Facility Rev., 6.50% and 6.60%,
                           2010 and 2011                                                  6,485            6,989
                         Municipal Water Finance Auth., Rev., 7.00%, 2015                 1,500            1,663
                        ---------------------------------------------------------------------------------------------------
                        Port Auth. of New York and New Jersey:
                         LaGuardia Airport Passenger Terminal, Special Obligation,
                           Rev., 9.125%, 2015                                             3,225            3,639
                         Rev., 5.20% and 6.50%, 2012 and 2008                             7,390            7,663
                        ---------------------------------------------------------------------------------------------------
                        Triborough Bridge and Tunnel Auth., Rev., 8.125%, 2012           14,000           15,517
                        ---------------------------------------------------------------------------------------------------
                        Urban Dev. Corp., Correctional Facilities, Rev., 5.375%, 2012     3,500            3,359
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         171,736

North Carolina - 1.0%
---------------------------------------------------------------------------------------------------------------------------
                        Durham County, 1991 Jail Facilities and Computer Equipment
                         Financing Proj., Rev., 6.625%, 2014                              5,500            5,806
                        ---------------------------------------------------------------------------------------------------
                        Municipal Power Agcy. Number 1, Catawba Electric, Rev., 5.00%,
                         2015 and 2018                                                   26,350           23,367
                        ---------------------------------------------------------------------------------------------------
                        Raleigh-Durham Airport Auth., American Airlines, Inc.,
                         Rev., 9.625%, 2015                                               5,000            5,125
                        ---------------------------------------------------------------------------------------------------
                                                                                                          34,298

North Dakota - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Housing Finance Agcy., Single Family Mortgage Program,
                         Rev., 8.05%, 2024                                                1,200            1,253
                        ---------------------------------------------------------------------------------------------------

Ohio - 2.9%
---------------------------------------------------------------------------------------------------------------------------
                        Building Auth.:
                         State Correctional Facilities, Rev., 5.00%, 2012                 7,000            6,359
                         Workers Compensation Facility, William Green Building,
                           Rev., 4.75%, 2014                                             13,230           11,463
                        ---------------------------------------------------------------------------------------------------
                        City of Springdale, Hospital Facilities First Mortgage,
                         Southwestern Ohio Seniors Services, Rev., 6.00%, 2018            1,250            1,120
                        ---------------------------------------------------------------------------------------------------



                                                        PORTFOLIO OF INVESTMENTS




 ISSUER                                                                         Principal Amount           Value
---------------------------------------------------------------------------------------------------------------------------

                        Cleveland:
                        Public Power System Improvement, First Mortgage
                         Rev., 7.00%, 2017                                            $     850      $       887
                        Water Works System, Rev., 5.50% and 6.50%, 2013 and 2011          7,380            7,660
                        ---------------------------------------------------------------------------------------------------
                        Cuyahoga County, Merida Health System, Hospital
                         Rev., 6.25%, 2014 and 2024                                       9,470            9,629
                        ---------------------------------------------------------------------------------------------------
                        Higher Education Facility Commission, Rev., 6.70%, 2003           6,725            7,356
                        ---------------------------------------------------------------------------------------------------
                        Marion County Health Care Facilities  and Improvement, United
                         Church Homes Proj., Rev., 6.30% and 6.375%, 2015 and 2010        5,350            5,246
                        ---------------------------------------------------------------------------------------------------
                        Montgomery County, Miami Valley Hospital, Rev., 9.375%, 2005      3,000            3,089
                        ---------------------------------------------------------------------------------------------------
                        Municipal Electric Generation Agcy., Rev., 5.375%, 2013           5,700            5,437
                        ---------------------------------------------------------------------------------------------------
                        Muskingum County, Franciscan Health Advisory Services, Inc.,
                         Rev., 7.50%, 2012                                                7,470            7,755
                        ---------------------------------------------------------------------------------------------------
                        Scioto County USHCSO-Portsmouth Proj., Hospital Facilities,
                         Rev., 7.625%, 2015                                               2,000            2,201
                        ---------------------------------------------------------------------------------------------------
                        Village of Green Springs, St. Francis Health Care Centre Proj.,
                         Health Care Facilities Rev., 7.00% and 7.125%, 2014 and 2025     8,640            8,717
                        ---------------------------------------------------------------------------------------------------
                        Water Dev. Auth.:
                         Philip Morris, Inc., Pollution Control, Rev., 7.25%, 2008       10,000           10,905
                         Safe Water, Rev., 5.00%, 2012                                    8,340            7,714
                        ---------------------------------------------------------------------------------------------------
                        Worthington City School District, Gen. Oblg., 6.375%, 2012        6,210            6,532
                        ---------------------------------------------------------------------------------------------------
                                                                                                         102,070

PENNSYLVANIA - 5.9%
---------------------------------------------------------------------------------------------------------------------------
                        Armstrong County Hospital Auth., St. Francis Medical Center
                         Proj., Rev., 6.25%, 2013                                        11,350           11,646
                        ---------------------------------------------------------------------------------------------------
                        City of Pittsburgh Public Finance Auth., Wastewater, Rev.,
                         4.75% and 6.50%, 2016 and 2013                                  13,335           12,654
                        ---------------------------------------------------------------------------------------------------
                        Columbia County, First Association Proj., First Mortgage
                         Rev., 9.00%, 2014                                                1,970            2,102
                        ---------------------------------------------------------------------------------------------------
                        Convention Center Auth., Rev., 6.70% and 6.75%,
                         2014 and 2019                                                   12,525           13,060
                        ---------------------------------------------------------------------------------------------------
                        Dauphin County Industrial Dev. Auth., Susquehanna Center
                         Nursing Facility, First Mortgage Rev., 10.45%, 2011              1,100              726
                        ---------------------------------------------------------------------------------------------------
                        Delaware County, Industrial Dev. Auth., Rev., 6.35%, 2025         5,000            5,091
                        ---------------------------------------------------------------------------------------------------
                        Industrial Dev. Auth., Economic Dev., Rev., 5.50%, 2014           7,240            7,012
                        ---------------------------------------------------------------------------------------------------
                        Intergovernmental Cooperation Auth., Special Tax
                         Rev., 5.00%, 2022                                               14,055           12,228
                        ---------------------------------------------------------------------------------------------------
                        Lehigh County, General Purpose Auth., Lehigh Valley Hospital
                         Inc., Rev., 6.50%, 2010                                          6,000            6,467
                        ---------------------------------------------------------------------------------------------------
                        McKean County Hospital Auth., Bradford Hospital Proj.,
                         Rev., 6.00% and 6.10%, 2013 and 2020                             5,500            5,031
                        ---------------------------------------------------------------------------------------------------
                        Monroeville, Hospital Auth., Forbes Health,
                         Rev., 6.25%, 2015                                                3,650            3,513
                        ---------------------------------------------------------------------------------------------------
                        Philadelphia:
                         Gas Works Rev., 5.250% to 6.375%, 2008 through 2024             40,455           39,549
                         Municipal Auth., Lease Rev., 6.125% to 6.30%,
                           2008 through 2017                                              8,800            8,855
                         Water & Wastewater, Rev., 5.00% to 5.75%, 2013 through 2023     68,735           64,532
                        ---------------------------------------------------------------------------------------------------
                        Schuylkill County Industrial Dev. Auth., Schuylkill Energy
                         Resources Inc. Proj., Resource Recovery Rev., 6.50%, 2010       14,505           14,665
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         207,131

PORTFOLIO OF INVESTMENTS


 ISSUER                                                                         Principal Amount          Value
---------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - .6%
---------------------------------------------------------------------------------------------------------------------------

                        Charleston County, Public Facilities Corp., Certificates of
                         Participation, 6.875% and 7.00%, 2014 and 2019                $  7,615      $     8,301
                        ---------------------------------------------------------------------------------------------------
                        Darlington County, Carolina Power & Light Company Proj.,
                         Pollution Control, Rev., 6.60%, 2010                             7,500            8,118
                        ---------------------------------------------------------------------------------------------------
                        Grand Strand, Water and Sewer, Rev., 6.375%, 2012                 5,000            5,439
                        ---------------------------------------------------------------------------------------------------
                                                                                                          21,858

TENNESSEE - .9%
---------------------------------------------------------------------------------------------------------------------------
                        Housing Dev. Agcy., Mortgage Finance Program, Rev., 7.05%
                          and 7.125%, 2020 and 2026                                      25,980           27,259
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Nashville Airport Auth., Airport Improvement,
                         Rev., 6.60%, 2015                                                5,250            5,605
                        ---------------------------------------------------------------------------------------------------
                                                                                                          32,864

TEXAS - 6.3%
---------------------------------------------------------------------------------------------------------------------------
                        Austin:
                         Airport System Prior Lien, Rev., 6.20%, 2015                    15,360           15,450
                         Water, Sewer and Electric Rev., 11.00% and 14.00%,
                           1996 and 2001                                                  4,485            5,681
                        ---------------------------------------------------------------------------------------------------
                        Brazoria County, Health Facilities Dev. Corp., Brazosport
                         Memorial Hospital, Rev., 5.50%, 2013                             4,350            4,150
                        ---------------------------------------------------------------------------------------------------
                        Brazos River Auth., Texas Utilities Electric Company
                         Proj., Rev., 8.125%, 2020                                        4,495            4,986
                        ---------------------------------------------------------------------------------------------------
                        Dallas-Fort Worth International Airport Facility Improvement
                         Corp., American Airlines, Rev., 7.50%, 2025                     19,000           20,031
                        ---------------------------------------------------------------------------------------------------
                        Denton County, Gen. Oblg., 5.00%, 2012                            5,200            4,762
                        ---------------------------------------------------------------------------------------------------
                        Ector County, Hospital District, Rev., 7.30%, 2012                  550              586
                        ---------------------------------------------------------------------------------------------------
                        Georgetown Higher Education Finance Corp., Southwestern
                         University Proj., Rev., 6.25%, 2009                                840              872
                        ---------------------------------------------------------------------------------------------------
                        Gulf Coast Waste Disposal Auth., Champion  International,
                         Rev., 6.875%, 2028                                               5,500            5,680
                        ---------------------------------------------------------------------------------------------------
                        Harris County:
                         Hospital District, Mortgage Rev., 7.40%, 2010                    6,940            8,246
                         Toll Road Senior Lien, Rev., 5.00%, 2016                         7,650            6,923
                         Toll Road Unlimited Tax and Subordinate Lien,
                           Rev., 6.75%, 2014                                             15,000           16,045
                        ---------------------------------------------------------------------------------------------------
                        Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012           1,295            1,370
                        ---------------------------------------------------------------------------------------------------
                        Houston:
                         Higher Education Finance Corp., University of St. Thomas,
                           Rev., 7.25%, 2007                                              1,445            1,530
                         Water and Sewer System Rev., 6.125%, 2015                       19,770           20,165
                        ---------------------------------------------------------------------------------------------------
                        Lower Neeches Valley Auth., Industrial Dev. Corp., Mobil Oil,
                         Rev., 6.40%, 2030                                               20,870           21,156
                        ---------------------------------------------------------------------------------------------------
                        Lubbock Health Facilities Dev. Corp., Methodist Hospital
                         Proj., Rev., 5.50%, 2014                                         4,000            3,826
                        ---------------------------------------------------------------------------------------------------
                        Matagorda County, Navigation District Number 1:
                         Central Power and Light Company, Pollution Control,
                           Rev., 7.875%, 2016                                            10,890           11,444
                         Houston Lighting and Power Company, Pollution
                           Control, Rev., 7.875%, 2016                                   13,735           14,329
---------------------------------------------------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS


 ISSUER                                                                         Principal Amount          Value
---------------------------------------------------------------------------------------------------------------------------

                        Mc Allen, Health Facilities Dev. Corp., Rev., 5.00%, 2015      $  5,800      $    5,203
                        ---------------------------------------------------------------------------------------------------
                        Northwest Independent School District, Unlimited Tax, School
                         Building Gen. Oblg., zero coupon, 2010                           4,890           2,065
                        ---------------------------------------------------------------------------------------------------
                        Rio Grande Valley, Health Facilities Dev. Corp., Golden Palms
                         Retirement and Health Center, Rev., 6.40%, 2012                  3,700           3,862
                        ---------------------------------------------------------------------------------------------------
                        Sabine River Auth., Texas Utilities Electric Company,
                         Rev., 8.125%, 2020                                               1,470           1,592
                        ---------------------------------------------------------------------------------------------------
                        State Gen. Oblg., 7.00%, 2012                                    11,407          12,048
                        ---------------------------------------------------------------------------------------------------
                        Tarrant County Water Control Improvement District
                         Number One, Water Rev., 4.50%, 2011                              5,000           4,283
                        ---------------------------------------------------------------------------------------------------
                        Titus County Hospital District, Improvement,
                         Rev., 6.125%, 2013                                               6,700           6,477
                        ---------------------------------------------------------------------------------------------------
                        Travis County Housing Finance Corp., Residential Mortgage,
                         Senior  Rev., 7.00%, 2011                                          465             500
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Dallas North Tollway, Rev., 4.75%,
                         2011 through 2014                                               13,400          11,814
                        ---------------------------------------------------------------------------------------------------
                        West Side Calhoun County, Union Carbide Chemicals
                         Proj., Rev., 6.40%, 2023                                         4,955           4,860
                        ---------------------------------------------------------------------------------------------------
                                                                                                        219,936

UTAH - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Davis County Solid Waste Management & Energy Recovery,
                         Special Service District, Rev., 6.125%, 2009                     4,200           4,062
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Agcy., Single Family Mortgage
                         Rev., 8.625%, 2019                                               1,040           1,099
                        ---------------------------------------------------------------------------------------------------
                        Intermountain Power Agcy., Power Supply,
                         Rev., 7.50%, 2021                                                4,395           4,765
                        ---------------------------------------------------------------------------------------------------
                        West Valley City, Salt Lake County Excise Tax, Rev.,
                         10.625%, 2004                                                    1,000           1,281
                        ---------------------------------------------------------------------------------------------------
                                                                                                         11,207

VIRGINIA - .1%
---------------------------------------------------------------------------------------------------------------------------
                        City of Roanoke, Industrial Dev. Auth.,
                          Hospital Rev., 5.25%, 2025                                      4,650           4,204
                        ---------------------------------------------------------------------------------------------------


WASHINGTON - 3.0%
---------------------------------------------------------------------------------------------------------------------------
                        Public Power Supply System:
                         Nuclear Proj. #2,  Rev., 7.00%, 2012                            57,355          63,083
                         Nuclear Proj. #3,  Rev., 5.375%, 2015                           41,410          38,479
                        ---------------------------------------------------------------------------------------------------
                        Snohomish County,  Gen. Oblg., 5.70%, 2012                        5,140           5,123
                        ---------------------------------------------------------------------------------------------------
                                                                                                        106,685

WISCONSIN - .8%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Education Facilities Auth.:
                         Aurora Health Care Group, Rev., 5.25%, 2012 and 2023            26,500          24,059
                         Wausau Hospitals, Inc., Proj., Rev., 6.625%, 2011                3,000           3,193
                        ---------------------------------------------------------------------------------------------------
                                                                                                         27,252

WYOMING - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Community Dev. Auth., Single Family Mortgage Rev., 7.875%
                         and 8.125%, 2017 and 2021                                        2,570           2,715
                        ---------------------------------------------------------------------------------------------------

PUERTO RICO - .5%
---------------------------------------------------------------------------------------------------------------------------
                        Electric Power Auth., Rev., 5.25%, 2021                           7,300           6,604
                        ---------------------------------------------------------------------------------------------------
                        Puerto Rico, Gen. Oblg., 5.375, 2022                              5,250           4,975
                        ---------------------------------------------------------------------------------------------------
                        University, Rev., 5.25%, 2025                                     5,000           4,639
                        ---------------------------------------------------------------------------------------------------
                                                                                                         16,218

VIRGIN ISLANDS - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Public Finance Auth., Rev., 7.25%, 2018                           3,000           3,183
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

 ISSUER                                                                         Principal Amount         Value
                        ---------------------------------------------------------------------------------------------------
                        TOTAL OTHER MUNICIPAL OBLIGATIONS  88.8%                                    $ 3,117,492
                        ---------------------------------------------------------------------------------------------------
                        TOTAL MUNICIPAL OBLIGATIONS  94.0%
                        (COST: $3,137,796)                                                            3,300,550
                        ---------------------------------------------------------------------------------------------------
                        MONEY MARKET INSTRUMENTS - 4.30% TO 5.00%
                        DUE  OCT. 1995
                        District of Columbia                                           $  7,000           7,000
                        Florida Housing Finance Agcy.                                       300             300
                        Hillsborough County Industrial Dev. Auth., Florida                8,300           8,300
                        Louisiana Recovery District                                       7,400           7,400
                        Commonwealth of Massachusettes                                    9,050           9,050
                        New York City Gen. Oblg.                                         20,500          20,500
                        New York City Municipal Finance Auth.                            36,100          36,100
                        New York State Energy Research and Dev. Auth.                    18,600          18,600
                        Brazos River Auth. of Texas                                      11,300          11,300
                        Sabine River Auth. of Texas                                       3,200           3,200
                        ---------------------------------------------------------------------------------------------------
                        TOTAL MONEY MARKET INSTRUMENTS  3.5%
                        (COST $121,750)                                                                 121,750
                        ---------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS  97.5%
                        (COST:$3,259,546)                                                             3,422,300
                        ---------------------------------------------------------------------------------------------------
                        CASH AND OTHER ASSETS, LESS LIABILITIES  2.5%                                    88,348
                        ---------------------------------------------------------------------------------------------------
                        NET ASSETS-100%                                                              $3,510,648
---------------------------------------------------------------------------------------------------------------------------


  NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $3,259,546,000 for federal income tax purposes at September 30, 1995, the gross unrealized appreciation was $180,413,000, the aggregate gross unrealized depreciation was $17,659,000 and the net unrealized appreciation of investments was $162,754,000.

See accompanying Notes to Financial statements.

                                                        PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND
September 30, 1995
(Dollars in thousands)

Issuer                                              Principal amount      Value

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------
Delaware - 1.0%
-------------------------------------------------------------------------------
                       State, Gen. Oblg., 6.95%, to be
                       called 5-1-00  @ 102                     $135    $   152
-------------------------------------------------------------------------------

Massachusetts - 1.8%
-------------------------------------------------------------------------------
                       Bay Transportation Auth.,
                       Rev., 7.625%, to be called
                       3-1-00 @ 102                              115        131
-------------------------------------------------------------------------------
                       Water Restoration Auth., Rev., 7.00%
                       to be called 4-1-00 @ 102                 145        162
-------------------------------------------------------------------------------
                                                                            293

New York - 1.7%
-------------------------------------------------------------------------------
                       Dormitory Auth., State University
                       Educational Facilities,
                       Rev., 7.25%, to be called 5-15-00
                       at @ 102                                  145        165
-------------------------------------------------------------------------------
                       Local Government Assistance Corp.,
                       Rev., 7.00% to be called 4-1-01 @ 102     100        114
-------------------------------------------------------------------------------
                                                                            279

Pennsylvania - .9%
-------------------------------------------------------------------------------
                       Philadelphia Gas Works, Rev.,
                       7.70%, to be called 6-15-01 @ 102         120        141
-------------------------------------------------------------------------------

Virginia - 1.3%
-------------------------------------------------------------------------------
                       Arlington County Industrial Dev. Auth.,
                       The Arlington Hospital, Rev., 7.125%
                       to be called 9-1-01 @ 102                  90        103
-------------------------------------------------------------------------------
                       Richmond, Gen. Oblg., 6.875%,
                       to be called 1-15-00 @ 102                100        111
-------------------------------------------------------------------------------
                                                                            214

Washington - .7%
-------------------------------------------------------------------------------
                       King County, Auburn School District
                       #408, Gen. Oblg., 7.00%, to be
                       called 12-1-00 @ 100                      100        112
-------------------------------------------------------------------------------
                       TOTAL ADVANCE REFUNDED OBLIGATIONS-7.4%            1,191
-------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------

Arizona - 1.1%
-------------------------------------------------------------------------------
                       State University Board of Regents,
                       Rev., 6.50%, 2001                          85         94
-------------------------------------------------------------------------------
                       Transportation Board, Highway Rev.,
                       6.10%, 2002                                70         76
-------------------------------------------------------------------------------
                                                                            170

Arkansas - 2.0%
-------------------------------------------------------------------------------
                       North Little Rock, Electric System,
                       Rev., 6.00% and 6.15%, 2001 and 2003      295        323
-------------------------------------------------------------------------------

California - 3.5%
-------------------------------------------------------------------------------
                       Fresno, Water System, Water
                       Remediation Proj., Rev., 7.50%, 2004      160        190
-------------------------------------------------------------------------------
                       Sacramento Cogeneration Auth.,
                       Procter & Gamble Proj.,
                       Rev., 7.00%, 2004                         200        215
                       State, Gen. Oblg., 6.10%, 2001            150        162
-------------------------------------------------------------------------------
                                                                            567

Colorado - 1.9%
-------------------------------------------------------------------------------
                       Arapahoe County, Capital
                       Improvement, Highway Rev.,
                       6.90%, 2015                               300        309
-------------------------------------------------------------------------------

Connecticut -.0%
-------------------------------------------------------------------------------
                       State, Gen. Oblg., 5.95%,
                       2000                                        5          5
-------------------------------------------------------------------------------



Portfolio of Investments


ISSUER                                                                Principal Amount       Value
---------------------------------------------------------------------------------------------------
FLORIDA -  5.6%
---------------------------------------------------------------------------------------------------
                  Broward County School District, Gen. Oblg., 6.00%, 2004        $  70        $  75
                  ---------------------------------------------------------------------------------
                  Department of Natural Resources, Preservation 2000,
                   Rev., 6.20%, 1999                                                80           85
                  ---------------------------------------------------------------------------------
                  Hillsborough County Aviation Auth., Tampa International
                   Airport, Rev., 6.90%, 2011                                        5            5
                  ---------------------------------------------------------------------------------
                  Lake County Resource Recovery, Industrial Dev.
                   Rev., 5.65%, 2005                                               200          195
                  ---------------------------------------------------------------------------------
                  Miami Beach, Redevelopment Agency Tax, Incremental
                   Rev., 5.625%, 2009                                              250          243
                  ---------------------------------------------------------------------------------
                  North Broward Hospital District, Rev., 6.125%, 2003              285          310
                  ---------------------------------------------------------------------------------
                                                                                                913

GEORGIA - .9%
---------------------------------------------------------------------------------------------------
                  Atlanta International Airport, Rev., 6.50%, 2013                  70           73
                  ---------------------------------------------------------------------------------
                  Municipal Electric Power Auth., Rev., 6.00%, 2000                 70           74
                  ---------------------------------------------------------------------------------
                                                                                                147

HAWAII - 1.0%
---------------------------------------------------------------------------------------------------
                  State, Gen. Oblg., 7.25%, 2000                                   145          163
                  ---------------------------------------------------------------------------------

ILLINOIS - 5.7%
---------------------------------------------------------------------------------------------------
                  Public Building Commission of Chicago, Rev.,
                   5.25%, 2004                                                     450          459
                  ---------------------------------------------------------------------------------
                  Health Facilities Auth., Franciscan Sisters Health Care Corp.
                   Proj., Rev., 6.25%, 2002                                        350          378
                  ---------------------------------------------------------------------------------
                  McHenry and Lake County School District Number 15,
                   Certificates of Participation, Rev., 6.125%, 2003                85           93
                  ---------------------------------------------------------------------------------
                                                                                                930

INDIANA - 2.0%
---------------------------------------------------------------------------------------------------
                  Johnson County Hospital Association,
                   Rev., 6.50%, 2002                                              300           329
                  ---------------------------------------------------------------------------------

KENTUCKY - 5.4%
---------------------------------------------------------------------------------------------------
                  Lexington-Fayette Urban County, University of Kentucky
                   Alumni Association Commonwealth Library Proj.,
                   Rev., 6.50%, 2009                                               300          326
                  ---------------------------------------------------------------------------------
                  Turnpike Auth. Economic Dev. Road Revitalization,
                   Rev., 5.30%, 2004                                               455          473
                  ---------------------------------------------------------------------------------
                  University of Kentucky, Consolidated Educational Building,
                   Rev., 6.00%, 1999                                                70           73
                  ---------------------------------------------------------------------------------
                                                                                                872

LOUISIANA - 2.1%
---------------------------------------------------------------------------------------------------
                  State, Gen. Oblg., 7.00%, 2001                                   300          337
                  ---------------------------------------------------------------------------------

MAINE - 1.8%
---------------------------------------------------------------------------------------------------
                  Health and Higher Education Facilities Auth., Rev., 6.30% and
                   6.50%, 2004 and 2006                                            260          285
                  ---------------------------------------------------------------------------------

MARYLAND - .5%
---------------------------------------------------------------------------------------------------
                  Howard County, Consolidated Public Improvement,
                   Gen. Oblg., 6.90%, 1999                                          70           76
                  ---------------------------------------------------------------------------------


                                                        PORTFOLIO OF INVESTMENTS


 Issuer                                                                         Principal amount           Value
Massachusetts - 2.2%
---------------------------------------------------------------------------------------------------------------------------
                        Commonwealth, Gen. Oblg., 7.00%, 2007                              $275             $304
                        ---------------------------------------------------------------------------------------------------
                        Bay Transit Auth., Rev., 6.50%, 2004                                  5                6
                        ---------------------------------------------------------------------------------------------------
                        Water Pollution Abatement Trust, SESD Loan Program,
                         Rev., 6.20%, 2010                                                   45               48
                        ---------------------------------------------------------------------------------------------------
                                                                                                             358
Michigan - 6.8%
---------------------------------------------------------------------------------------------------------------------------
                        Detroit, Gen. Oblg., 6.70%, 2010                                    300              311
                        ---------------------------------------------------------------------------------------------------
                        Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004                175              191
                        ---------------------------------------------------------------------------------------------------
                        Macomb County, Chippewa Valley Schools, Gen. Oblg.,
                         7.00%, 2001                                                        350              393
                        ---------------------------------------------------------------------------------------------------
                        State Building Auth., Rev., 6.25% and 6.50%, 2000 and 2004          165              183
                        ---------------------------------------------------------------------------------------------------
                        Oakland County, Birmingham CSO Drainage District,
                         Rev., 5.50%, 2002                                                   25               26
                        ---------------------------------------------------------------------------------------------------
                                                                                                           1,104

Nebraska - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Public Power District, Nuclear Facility, Rev., 5.70%, 2004           50               52
                        ---------------------------------------------------------------------------------------------------

Nevada - 4.6%
---------------------------------------------------------------------------------------------------------------------------
                        Capital Improvement, Gen. Oblg., 5.90%, 2001                        250              266
                        ---------------------------------------------------------------------------------------------------
                        Clark County, Motor Vehicle Fuel Tax Rev., 5.625%, 2002              70               74
                        ---------------------------------------------------------------------------------------------------
                        Washoe County, Gen. Oblg., 5.20%, 2003                              400              411
                        ---------------------------------------------------------------------------------------------------
                                                                                                             751

New Jersey - 3.0%
---------------------------------------------------------------------------------------------------------------------------
                        Middlesex County Utility Auth., Solid Waste System,
                         Rev., 6.10%, 2001                                                  300              326
                        ---------------------------------------------------------------------------------------------------
                        State Transit System, Rev., 6.00%, 2001                             150              161
                        ---------------------------------------------------------------------------------------------------
                                                                                                             487

New York - 9.4%
---------------------------------------------------------------------------------------------------------------------------
                        New York City:
                         Gen. Oblg., 5.75% and 6.50%, 2003 and 2002                         200              206
                         Industrial Dev. Auth., USTA National Tennis Center
                           Inc. Proj., Rev., 6.10%, 2004                                    200              217
                        ---------------------------------------------------------------------------------------------------
                        Dormitory Auth.:
                         College and University Education Loan, Rev., 5.70%, 2007           250              256
                         City University Construction, Rev., 5.40%, 2002                    350              367
                        ---------------------------------------------------------------------------------------------------
                        Metropolitian Transit Auth., Rev., 5.00%, 2003                      350              359
                        ---------------------------------------------------------------------------------------------------
                        Niagara Falls, Water Treatment Plant, Rev., 6.40%, 2004             100              110
                        ---------------------------------------------------------------------------------------------------
                                                                                                           1,515

Ohio - 5.4%
---------------------------------------------------------------------------------------------------------------------------
                        Cleveland Water Works System, Rev., 6.125%, 2003                    450              488
                        ---------------------------------------------------------------------------------------------------
                        Northeast Regional Sewer District, Wastewater Rev., 5.10%, 2007     250              248
                        ---------------------------------------------------------------------------------------------------
                        Water Dev. Auth., Pure Water Improvement Proj., Rev.,
                         5.75%, 2003                                                          5                5
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 5.50%, 2001                                      125              132
                        ---------------------------------------------------------------------------------------------------
                                                                                                             873

Oklahoma - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Muskogee County, Gen. Oblg., 6.00%, 2001                             10               11
                        ---------------------------------------------------------------------------------------------------

Pennsylvania - 10.5%
---------------------------------------------------------------------------------------------------------------------------
                        Allegheny County Hospital Dev. Auth., Magee Women's Hospital,
                         Rev., 6.25%, 2008                                                  300              317
                        ---------------------------------------------------------------------------------------------------
                        McKean County Hospital Auth., Bradford Hospital,
                         Rev., 5.375%, 2003                                                 350              337
---------------------------------------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS

Issuer                                                            Principal Amount            Value
          Intergovernmental Cooperation Auth., City of Philadelphia
            Funding Program, Rev., 6.00%, 2002                               $285          $   306
          ---------------------------------------------------------------------------------------------------
          Philadelphia:
            Airport Marina, Rev., 5.30%, 2004                                 200              203
            Gas Works Rev., 6.25%, 2008                                       150              157
            Water, Wasterwater Rev., 6.25%, 2008                              300              327
          ---------------------------------------------------------------------------------------------------
          Schuylkill County Industrial Dev. Auth., Schuylkill Energy
            Resources Inc., Rev., 6.50%, 2010                                  45               45
          ---------------------------------------------------------------------------------------------------
                                                                                             1,692

Texas - 7.9%
          ---------------------------------------------------------------------------------------------------
          Austin Airport System, Prior Lien, Rev., 6.10%, 2011                400              409
          ---------------------------------------------------------------------------------------------------
          Fort Worth, Water and Sewer Rev., 5.90%, 2001                        80               85
          ---------------------------------------------------------------------------------------------------
          Granbury Independent School District, Gen. Oblg., 5.00%, 2009       105               99
          ---------------------------------------------------------------------------------------------------
          Houston Higher Education Finance Corp., University of
            St. Thomas, Rev., 7.25%, 2007                                     100              107
          ---------------------------------------------------------------------------------------------------
          San Antonio, Water Rev., 6.00%, 2001                                255              273
          ---------------------------------------------------------------------------------------------------
          Public Finance Auth., Building Rev., 5.875%, 2002                   210              225
          ---------------------------------------------------------------------------------------------------
          Trinity River Auth., Ten Mile Creek System, Rev., 5.50%, 2002        70               74
          ---------------------------------------------------------------------------------------------------
                                                                                             1,272

Washington - 2.6%
          ---------------------------------------------------------------------------------------------------
          Public Power Supply System, Nuclear Proj. #2, Rev., 5.10%, 2004     350              349
          ---------------------------------------------------------------------------------------------------
          Tacoma, Electric System, Rev., 5.80%, 2004                           70               74
          ---------------------------------------------------------------------------------------------------
                                                                                               423

Puerto Rico - 2.2%
          ---------------------------------------------------------------------------------------------------
          Bank and Finance Agency, Affordable Housing, Single
           Family Mortgage Rev., 5.90%, 2010                                  250              251
          ---------------------------------------------------------------------------------------------------
          Puerto Rico, Gen. Oblg., 5.50%, 2009                                100              102
          ---------------------------------------------------------------------------------------------------
                                                                                               353

          ---------------------------------------------------------------------------------------------------
          Total Other Municipal Obligations - 88.5%                                         14,317
          ---------------------------------------------------------------------------------------------------
          Total Investments - 95.9%
          (Cost:$14,797)                                                                    15,508
          ---------------------------------------------------------------------------------------------------
          Cash and Other Assets, Less Liabilities - 4.1%                                       661
          ---------------------------------------------------------------------------------------------------
          Net Assets 100%                                                                  $16,169
          ---------------------------------------------------------------------------------------------------


 Note to Portfolio of Investments

Based on the cost of investments of $14,797,000 for federal income tax purposes at September 30, 1995, the gross unrealized appreciation was $713,000, the aggregate gross unrealized depreciation was $2,000, and the net unrealized appreciation of investments was $711,000.

See accompanying Notes to Financial statements.

                                                Report of Independent Auditors



THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust) as of September 30, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period ended September 30, 1995 for the Kemper Municipal Bond Fund, and for the period November 1, 1994 (initial public offering) to September 30, 1995 for the Kemper Intermediate Municipal Bond Fund, and the financial highlights for the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP


Chicago, Illinois

October 27, 1995

Financial Statements



STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
(IN THOUSANDS)


                                                                         INTERMEDIATE
                                                         MUNICIPAL         MUNICIPAL
                                                           FUND              FUND
------------------------------------------------------------------------------------------------
 ASSETS
Investments, at value (Cost: $3,259,546 and $14,797)     $ 3,422,300         15,508
------------------------------------------------------------------------------------------------
Cash                                                           2,584            203
------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                             6,703            227
------------------------------------------------------------------------------------------------
  Investments sold                                           112,637             --
------------------------------------------------------------------------------------------------
  Interest                                                    55,450            254
------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                            3,599,674         16,192
------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
Payable for:
  Dividends                                                    1,629             14
------------------------------------------------------------------------------------------------
  Fund shares redeemed                                        10,540             --
------------------------------------------------------------------------------------------------
  Investments purchased                                       74,583             --
------------------------------------------------------------------------------------------------
  Management fee                                               1,256              2
------------------------------------------------------------------------------------------------
  Administrative services fee                                    431              3
------------------------------------------------------------------------------------------------
  Distribution services fee                                       22              2
------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         364              2
------------------------------------------------------------------------------------------------
  Other                                                          201             --
------------------------------------------------------------------------------------------------
   Total liabilities                                          89,026             23
------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 3,510,648         16,169
------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
Paid-in capital                                          $ 3,363,551         15,348
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)
on investments                                               (15,657)           110
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                   162,754            711
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING              $ 3,510,648         16,169
------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
CLASS A SHARES
  Net assets applicable to shares outstanding            $ 3,474,325         12,808
------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                           342,298          1,258
------------------------------------------------------------------------------------------------
  Net asset value and redemption price per
  share (net assets / shares outstanding)                $     10.15          10.18
------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50%/2.75% of offering price)                $     10.63          10.47
------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding            $    34,724          2,657
------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                             3,429            261
------------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject
  to contingent deferred sales charge) per
  share (net assets / shares outstanding)                $     10.13          10.18
------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding            $     1,599            704
------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                             157.4           69.1
------------------------------------------------------------------------------------------------
  Net asset value and redemption price per
  share (net assets / shares outstanding)                     $10.16          10.19
------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                                                           Financial Statements




STATEMENT OF OPERATIONS
Year Ended September 30, 1995
(IN THOUSANDS)


                                                                                   INTERMEDIATE
                                                                       MUNICIPAL     MUNICIPAL
                                                                         FUND         FUND(A)
-----------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
Interest income                                                       $222,621         589
-----------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                        14,685          58
-----------------------------------------------------------------------------------------------
  Administration services fee                                            4,852          20
-----------------------------------------------------------------------------------------------
  Distribution services fee                                                189          19
-----------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                 3,065          16
-----------------------------------------------------------------------------------------------
  Professional fees                                                         93          15
-----------------------------------------------------------------------------------------------
  Reports to shareholders                                                  286          --
-----------------------------------------------------------------------------------------------
  Registration fees                                                         47           1
-----------------------------------------------------------------------------------------------
  Trustees' fees and other                                                 276           4
-----------------------------------------------------------------------------------------------
   Total expenses before expense waiver                                 23,493         133
-----------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager                     --          53
-----------------------------------------------------------------------------------------------
   Total expenses after expense waiver                                  23,493          80
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  199,128         509
-----------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of investments
  (including options purchased)                                         (1,869)        110
-----------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                           (3,984)         --
-----------------------------------------------------------------------------------------------
   Net realized gain (loss)                                             (5,853)        110
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                 178,553         711
-----------------------------------------------------------------------------------------------
Net gain on investments                                                172,700         821
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $371,828       1,330
-----------------------------------------------------------------------------------------------

(a) For the period from November 1, 1994 (initial public offering) to September 30, 1995.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

                                                                              INTERMEDIATE
                                                                             MUNICIPAL FUND
                                                                               NOVEMBER 1,
                                            MUNICIPAL FUND                       1994 TO
                                        YEAR ENDED SEPTEMBER 30,              SEPTEMBER 30,
                                       1995                 1994                  1995
------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY

  Net investment income             $  199,128              215,376                  509
------------------------------------------------------------------------------------------
  Net realized gain (loss)              (5,853)              28,967                  110
------------------------------------------------------------------------------------------
  Change in net unrealized
  appreciation                         178,553             (396,629)                 711
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        371,828             (152,286)               1,330
------------------------------------------------------------------------------------------
Net equalization credits                    --                1,505                   --
------------------------------------------------------------------------------------------
  Distribution from net
  investment income                   (199,128)            (218,505)                (509)
------------------------------------------------------------------------------------------
  Distribution from net
  realized gain on investments         (12,759)            (121,549)                  --
------------------------------------------------------------------------------------------
Total dividends to shareholders       (211,887)            (340,054)                (509)
------------------------------------------------------------------------------------------
Net increase (decrease) from
capital share transactions            (366,290)             135,206               15,248
------------------------------------------------------------------------------------------
Total increase (decrease)
in net assets                         (206,349)            (355,629)              16,069
------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------
BEGINNING OF PERIOD                  3,716,997            4,072,626                  100
END OF PERIOD                       $3,510,648            3,716,997               16,169
------------------------------------------------------------------------------------------
UNDISTRIBUTED NET
INVESTMENT INCOME                           --               29,011                   --
------------------------------------------------------------------------------------------


Notes to Financial Statements


-------------------------------------------------------------------------------
1 DESCRIPTION OF THE FUNDS   The Kemper National Tax-Free Income Series (the
                             Trust) is an open-end, management investment company comprised of Kemper Municipal Bond Fund
                             (Municipal Fund) and Kemper Intermediate Muncipal
                             Bond Fund (Intermediate Municipal Fund).  The
                             Intermediate Municipal Fund began offering shares on November 1, 1994. The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds currently offer three classes of shares.
                             Class A shares are sold to investors subject to an
                             initial sales charge.  Class B shares are sold
                             without an initial sales charge but are subject to
                             higher ongoing expenses than Class A shares and a
                             contingent deferred sales charge payable upon
                             certain redemptions.  Class B shares automatically
                             convert to Class A shares six years after
                             issuance.  Class C shares are sold without an
                             initial or a contingent deferred sales charge but
                             are subject to higher ongoing expenses than
                             Class A shares and do not convert into another
                             class.  The Funds may offer Class I shares (none
                             sold at September 30, 1995) to a limited group of
                             investors which are not subject to initial or
                             contingent deferred sales charges and have lower
                             ongoing expenses than other classes.  Each share
                             of a Fund represents an identical interest in the
                             investments of the Fund and has the same rights.
-------------------------------------------------------------------------------
2 SIGNIFICANT                INVESTMENT VALUATION.  Investments are stated at
  ACCOUNTING POLICIES        value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used. Over-the-counter traded options are valued based upon prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and premiums and original issue discount on securities are amortized. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B Shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net

Notes to Financial Statements

                             assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES AND DIVIDENDS TO
                             SHAREHOLDERS. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             Differences in dividends per share are due to different class expenses. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are then distributed monthly.

                             Distributions are determined in accordance with
                             income tax principles which may treat certain
                             transactions differently than generally accepted
                             accounting principles.
-------------------------------------------------------------------------------
3 TRANSACTIONS               MANAGEMENT AGREEMENT.  The Trust has a management
  WITH AFFILIATES            agreement with Kemper Financial Services, Inc.
                             (KFS).  The Municipal Fund pays a fee at an
                             annual rate of .45% of the first $250 million of average daily net assets declining gradually to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $14,685,000 for the year ended
                             September 30, 1995.

                             The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first
                             $250 million of average daily net assets declining gradually to .40% of average daily net assets in excess of $12.5 billion. The management fee for the Intermediate Municipal Fund was waived and absorbed by KFS until April 30, 1995. Thereafter the management fee is being reinstated gradually. For the period ended September 30, 1995, the Intermediate Municipal Fund paid a management fee of $5,000 after the waiver.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). As principal underwriter for the Trust, KDI retained commissions of $290,000 for the period ended September 30, 1995 for sales of Class A shares after allowing $2,021,000 as commissions to firms of which $409,000 was paid to firms affiliated with KDI. For distribution services, the Trust pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms that provide distribution services to investors. KDI compensates these firms at various rates for sales of Class B and Class C shares. During the period ended September 30, 1995, the Trust incurred a distribution services fee for Class B and Class
                             C shares of $208,000, and KDI paid $660,000 for commissions and distribution fees to firms, including $180,000 to firms affiliated with KDI. In addition, KDI received $65,000 of contingent deferred sales charges.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Trust pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Trust accounts the firms service. For the

Notes to Financial Statements

                             period ended September 30, 1995, the Trust incurred an administrative services fee of $4,872,000 and KDI paid $4,881,000 to firms, including $942,000 that was paid to firms affiliated with KDI.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's custodian and transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. For the period ended September 30, 1995, the custodian remitted shareholder services fees of $1,910,000 to KSvC.

                             OFFICERS AND TRUSTEES.  Certain officers or
                             trustees of the Trust are also officers or
                             directors of KFS.  During the period ended
                             September 30, 1995, the Trust made no direct
                             payments to its officers and incurred trustees'
                             fees of $47,000 to independent trustees.
-------------------------------------------------------------------------------
4 INVESTMENT                 For the period ended September 30, 1995,
  TRANSACTIONS               investment transactions (excluding short-term
                             instruments) are as follows (in thousands):

                                                                                          INTERMEDIATE
                                                                MUNICIPAL FUND           MUNICIPAL FUND
                             ---------------------------------------------------------------------------
                             Purchases                             $2,956,244                21,224
                             Proceeds from sales                    3,380,112                 6,537

-------------------------------------------------------------------------------
5 CAPITAL SHARE              The following tables summarize the activity
  TRANSACTIONS               in capital shares of the Funds (in thousands):

                             MUNICIPAL FUND

                                                                        YEAR ENDED SEPTEMBER 30,
                                                                 1995                              1994
                                                    ------------------------------   -----------------------------
                                                         SHARES         AMOUNT            SHARES         AMOUNT
                             -------------------------------------------------------------------------------------
                             SHARES SOLD
                             Class A                     22,333        $219,677           50,713        $517,534
                             -------------------------------------------------------------------------------------
                             Class B                      3,144          30,627            1,748          17,481
                             -------------------------------------------------------------------------------------
                             Class C                        122           1,214               87             861
                             -------------------------------------------------------------------------------------
                             SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             Class A                     13,788         134,811           22,146         229,840
                             -------------------------------------------------------------------------------------
                             Class B                         89             878               16             155
                             -------------------------------------------------------------------------------------
                             Class C                          4              39                1               4
                             -------------------------------------------------------------------------------------
                             SHARES REDEEMED
                             Class A                    (76,431)       (744,574)         (62,190)       (624,503)
                             -------------------------------------------------------------------------------------
                             Class B                       (861)         (8,415)            (628)         (6,166)
                             -------------------------------------------------------------------------------------
                             Class C                        (56)           (547)              --              --
                             -------------------------------------------------------------------------------------
                             CONVERSION OF SHARES
                             Class A                         68             666               11             109
                             -------------------------------------------------------------------------------------
                             Class B                        (68)           (666)             (11)           (109)
                             -------------------------------------------------------------------------------------
                             NET INCREASE
                             (DECREASE) FROM
                             CAPITAL SHARE TRANSACTIONS               $(366,290)                        $135,206
                             =====================================================================================

Notes to Financial Statements



Intermediate Municipal Fund

                                                   NOVEMBER 1, 1994 to
                                                   SEPTEMBER 30,1995
                                               -------------------------
                                               SHARES            AMOUNT
-------------------------------------------------------------------------
SHARES SOLD
  Class A                                          1,703         $16,599
-------------------------------------------------------------------------
  Class B                                            313           3,046
-------------------------------------------------------------------------
  Class C                                             66             673
-------------------------------------------------------------------------

SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
  Class A                                             32             320
-------------------------------------------------------------------------
  Class B                                              5              51
-------------------------------------------------------------------------
  Class C                                              2              16
-------------------------------------------------------------------------

SHARES REDEEMED
  Class A                                           (481)         (4,817)
-------------------------------------------------------------------------
  Class B                                            (61)           (610)
-------------------------------------------------------------------------
  Class C                                             (3)            (30)
-------------------------------------------------------------------------
NET INCREASE
FROM CAPITAL
SHARE TRANSACTIONS                                               $15,248
-------------------------------------------------------------------------

                                                           FINANCIAL HIGHLIGHTS

                                                                              CLASS A
                                                   --------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
 MUNICIPAL FUND                                     1995          1994           1993          1992          1991
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $9.69          10.95         10.29          10.05         9.40
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .55            .55           .61            .65          .69
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .50           (.92)          .82            .35          .62
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                    1.05           (.37)         1.43           1.00         1.31
-----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS:
  Distribution from net investment income            .55            .56           .62            .63          .66
-----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .04            .33           .15            .13           --
-----------------------------------------------------------------------------------------------------------------
TOTAL DIVIDENDS                                      .59            .89           .77            .76          .66
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $10.15           9.69         10.95          10.29        10.05
-----------------------------------------------------------------------------------------------------------------
Total return                                       11.15%         (3.67)        14.50          10.36        14.36
-----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Expenses                                             .66%           .60           .47            .48          .48
-----------------------------------------------------------------------------------------------------------------
Net investment income                               5.63           5.42          5.78           6.44         6.97
-----------------------------------------------------------------------------------------------------------------


                                                    CLASS B                                CLASS C
                                        ----------------------------------      --------------------------------
                                         YEAR ENDED        MAY 31, 1994 TO       YEAR ENDED      MAY 31, 1994 TO
                                        SEPTEMBER 30,       SEPTEMBER 30,       SEPTEMBER 30,     SEPTEMBER 30,
                                            1995                1994                1995              1994
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $9.67               9.95                 9.69              9.95
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .46                .14                  .47               .16
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .50               (.26)                 .51              (.26)
-------------------------------------------------------------------------------------------------------------
Total from investment operations               .96               (.12)                 .98              (.10)
-------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .46                .16                  .47               .16
-------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          .04                                     .04
-------------------------------------------------------------------------------------------------------------
Total dividends                                .50                .16                  .51               .16
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $10.13               9.67                10.16              9.69
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 10.17%             (1.24)               10.32             (1.03)
-------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------------------
Expenses                                      1.55%              1.56                 1.51              1.53
-------------------------------------------------------------------------------------------------------------
Net investment income                         4.74               4.55                 4.78              4.56
-------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES


                                                                      YEAR ENDED SEPTEMBER 30,
                                                    1995          1994           1993          1992          1991
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $3,510,648     3,716,997      4,072,626     3,154,972     2,465,928
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              86%            50             52            32            29
-----------------------------------------------------------------------------------------------------------------

Financial Highlights

                                                    CLASS A                 CLASS B                CLASS C
                                                    -------                 -------                -------
                                                        NOVEMBER 1, 1994 (INITIAL PUBLIC OFFERING)
 INTERMEDIATE MUNICIPAL FUND                                      TO SEPTEMBER 30, 1995

 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  9.50                   9.50                     9.50
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .45                    .36                      .38
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                      .68                    .68                      .69
-----------------------------------------------------------------------------------------------------------
Total from investment operations                       1.13                   1.04                     1.07
-----------------------------------------------------------------------------------------------------------
Less distribution from net investment income            .45                    .36                      .38
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 10.18                  10.18                    10.19
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          12.08%                 11.13                    11.43
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (A)
-----------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                           .55%                  1.42                     1.28
-----------------------------------------------------------------------------------------------------------
Net investment income                                  5.00                   4.13                     4.27
-----------------------------------------------------------------------------------------------------------

 OTHER RATIOS TO AVERAGE NET ASSETS (A)
-----------------------------------------------------------------------------------------------------------
Expenses                                               1.05%                  1.92                     1.78
-----------------------------------------------------------------------------------------------------------
Net investment income                                  4.50                   3.63                     3.77
-----------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                                                          $16,169
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                  60%
-----------------------------------------------------------------------------------------------------------

NOTES: (a) KFS agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee is being gradually reinstated. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

Ratios have been determined on an annualized basis. Total return is not annualized and does not reflect the effect of any sales charges.

FEDERAL TAX STATUS OF 1995 DIVIDENDS

All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation. A short-term capital gain dividend is taxable as ordinary income, and a long-term capital gain dividend is taxable as a long-term capital gain regardless of how long you have owned your shares.

SHAREHOLDER MEETING

SPECIAL SHAREHOLDERS MEETING

   On September 19, 1995 the results of the proxy solicitation were announced at a joint special shareholders meeting. Shareholders of the Kemper National Tax-Free Income Series were asked to vote on four separate issues: election of nine Trustees to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval investment management agreement with Kemper Financial Services, Inc. or its successor on the same terms as the current agreement and for Class B and Class C shareholders only, approval of a new 12b-1 distribution plan with Kemper Distributors, Inc. or its successor on the same terms as the current plan. We are pleased to report that all nominees were elected and all other items were approved. Below are the results for each issue:

*  Election of Trustees

                                    FOR                WITHHELD
   David W. Belin                   247,492,772        6,345,969
   Lewis A. Burnham                 247,645,075        6,193,665
   Donald L. Dunaway                247,619,691        6,219,049
   Robert B. Hoffman                247,645,075        6,193,665
   Donald R. Jones                  247,619,691        6,219,049
   David B. Mathis                  247,289,701        6,549,039
   Shirley D. Peterson              247,238,933        6,599,807
   William P. Sommers               247,543,539        6,295,201
   Stephen B. Timbers               247,645,075        6,193,665

* Ratification of the selection of Ernst & Young LLP as independent auditors for the fund


                      FOR             AGAINST      ABSTAIN
                      243,201,036     2,666,128    5,736,995

*  Approval of new investment management agreement


                      KEMPER MUNICIPAL BOND FUND                      KEMPER INTERMEDIATE MUNICIPAL
                                                                      BOND FUND

                      FOR             AGAINST      ABSTAIN            FOR             AGAINST       ABSTAIN
                      234,500,156     6,069,612    12,221,998         1,047,782       0             9,190

*  Approval of new 12b-1 distribution plan



                      KEMPER MUNICIPAL BOND FUND                      KEMPER INTERMEDIATE MUNICIPAL
                                                                      BOND FUND
                      FOR             AGAINST      ABSTAIN            FOR             AGAINST       ABSTAIN

   Class B Shares     1,720,054       27,311       82,745             150,242         0             9,993
   Class C Shares        54,400        1,055          929              66,958         0                 0

TRUSTEES AND OFFICERS

TRUSTEES                           OFFICERS
STEPHEN B. TIMBERS                 J. PATRICK BEIMFORD, JR.
President and Trustee              Vice President

DAVID W. BELIN                     CHRISTOPHER J. MIER
Trustee                            Vice President

LEWIS A. BURNHAM                   JOHN E. PETERS
Trustee                            Vice President

DONALD L. DUNAWAY                  PHILIP J. COLLORA
Trustee                            Vice President and
                                   Secretary
ROBERT B. HOFFMAN
Trustee                            CHARLES F. CUSTER
                                   Vice President and
DONALD R. JONES                    Assistant Secretary
Trustee
                                   JEROME L. DUFFY
DAVID B. MATHIS                    Treasurer
Trustee
                                   ELIZABETH C. WERTH
SHIRLEY D. PETERSON                Assistant Secretary
Trustee

WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------
LEGAL COUNSEL                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                     222 North LaSalle Street
                                     Chicago, IL 60601

--------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT            KEMPER SERVICE COMPANY
                                     P.O. Box 419557
                                     Kansas City, MO 64141
                                     800-621-1048

--------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT         INVESTORS FIDUCIARY TRUST COMPANY
                                     127 West 10th Street
                                     Kansas City, MO 64105

--------------------------------------------------------------------------
INDEPENDENT AUDITORS                 ERNST & YOUNG LLP
                                     233 South Wacker Drive
                                     Chicago, IL 60606

--------------------------------------------------------------------------
INVESTMENT MANAGER                   KEMPER FINANCIAL SERVICES,INC.

PRINCIPAL UNDERWRITER                KEMPER DISTRIBUTORS, INC.
                                     120 South LaSalle Street
                                     Chicago, IL 60603


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KNTIS - 2 (11/95)